UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	6/30/06

Item 1:                                  Schedule of Investments.

Schedule of Investments (unaudited)

NATIONAL TAX-FREE FUND June 30, 2006

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 101.07%

Education 10.63%
Allegheny Cnty PA Higher Ed Bldg Auth Carnegie Mellon Univ	5.125%	3/1/2032	AA-		$2,000	$2,048,620
Allegheny Cnty PA Higher Ed Univ Rev Ref Ser A	4.75%	2/15/2026	Baa3		500	479,640
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2		1,000	974,590
CA Edl Facs Auth Rev Univ South CA Ser A	5.00%	10/1/2033	AA+		10,000	10,142,000
DE St Econ Dev Auth Rev DE Tech Pk Univ DE Pj(2)	6.00%	2/1/2021	AAA		900	964,620
Dist of Columbia Rev James F Oyster Elem Sch Pilot(1)	6.25%	11/1/2021	A		450	474,309
Glendale AZ Ind Dev Auth Midwestern Univ Ser A	5.75%	5/15/2021	A-		1,000	1,067,860
Glendale AZ Ind Dev Auth Midwestern Univ Ser A	5.875%	5/15/2031	A-		1,000	1,060,660
IA Higher Ed Ln Auth Rev Ref Wartburg Ser A	5.30%	10/1/2037	BBB-	(c)	3,000	2,959,170
LA St Univ & Agric & Mech College Hlth Sciences Ctr Pj(12)	6.375%	5/1/2031	AAA		2,290	2,482,612
MA St Dev Fin Agy Rev Boston Univ Ser P	5.375%	5/15/2039	A3		1,000	1,036,040
MA St Dev Fin Agy Rev Boston Univ Ser P	6.00%	5/15/2059	A3		1,000	1,118,550
MA St Hlth & Edl Fac Auth Rev Boston College Ser N(11)(12)	5.125%	6/1/2033	AAA		3,810	3,924,719
Milledgeville-Baldwin Cnty GA Fndtn GA St College & St Univ	6.00%	9/1/2033	BBB		3,000	3,228,510
NY St Dorm Auth Rev Fashion Inst Tech(8)	5.50%	7/1/2030	AAA		400	421,988
OR St Hlth Hsg Ed & Cult Facs Auth Reed College Pj Ser A	5.75%	7/1/2032	AA-		3,800	4,007,632
TN St Sch Bd Auth Higher Edl Facs Ser A(8)	5.125%	5/1/2021	AAA		615	644,711
Tulsa OK Ind Auth Rev Ser A(12)	5.375%	10/1/2020	Aaa		3,170	3,329,261
Univ NC Sys Pool Rev Ser A(2)	5.00%	4/1/2027	AAA		1,800	1,848,348
Univ NC Univ Rev Gen	5.00%	12/1/2028	AA+		2,015	2,066,262

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Univ VA Univ Rev Residuals Ser 856 RIBs	5.76%	6/1/2019	Aaa	$1,925	$2,072,686
Univ VA Univ Rev Residuals Ser 856 RIBs	5.76%	6/1/2020	Aaa	2,023	2,167,918
Univ VA Univ Rev Residuals Ser 856 RIBs	5.76%	6/1/2021	Aaa	2,122	2,267,424
Univ TX Univ Revs Fing Sys Ser B	5.00%	8/15/2022	AAA	5,675	5,884,464
Univ VT & St Agric College VT(2)	5.125%	10/1/2037	AAA	1,150	1,181,705
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2024	AAA	2,880	1,211,990
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2026	AAA	800	301,856
Wyandotte Cnty KS Sch Dist No 204 Bonner Springs Ser A(8)	5.60%	9/1/2020	Aaa	235	248,414
Total					59,616,559

General Obligation 11.37%
Bessemer AL School Warrants(2)	5.60%	2/1/2030	Aaa	2,000	2,118,800
CA St	5.10%	2/1/2034	A+	4,655	4,692,706
CA St	5.25%	4/1/2034	A+	7,500	7,734,975
CA St Rep	5.25%	2/1/2029	A+	10,000	10,313,100
Campbell CA Unif Sch Dist Election 2002 Ser B(7)	5.50%	8/1/2033	AAA	5,000	5,366,800
CT St Ref Ser C	5.50%	12/15/2013	AA	5,000	5,438,250
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA	1,000	1,359,700
Fairfield OH City Sch Dist Ref Sch Impt(7)	5.375%	12/1/2020	AAA	1,410	1,509,673
Foothill-De Anza CA Cmnty College Dist Cap Apprec(12)	Zero Coupon	8/1/2030	AAA	4,505	1,356,320
Jefferson Cnty AL Sch Warrants(8)	5.50%	2/15/2020	AAA	1,000	1,046,130
Marion OH City Sch Dist Sch Fac Constr & Impt(8)	5.625%	12/1/2022	AAA	500	532,095
New York City Transn Fin Auth Ref Future Tax Secd Sr Ser A-1	5.00%	11/1/2008	AAA	3,000	3,081,060
New York NY NYC Ser I(12)	5.00%	8/1/2017	AAA	1,500	1,562,595
New York NY Unrefunded Ser A	6.00%	5/15/2030	AA-	20	21,388
OR St Alternate Energy Pj Ser A AMT	5.00%	1/1/2015	AA-	1,315	1,334,304
OR St Alternate Energy Pj Ser A AMT	5.05%	1/1/2016	AA-	1,795	1,828,100
OR St Alternate Energy Pj Ser A AMT	5.10%	1/1/2017	AA-	980	998,061

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Powell OH(7)	5.50%	12/1/2032	AAA	$1,280	$1,356,301
Richland Cnty SC	5.375%	3/1/2030	AA	1,140	1,212,219
Richland Cnty SC	5.375%	3/1/2031	AA	1,195	1,269,281
Richland Cnty SC	5.375%	3/1/2032	AA	1,255	1,334,504
Richland Cnty SC	5.375%	3/1/2033	AA	1,320	1,402,051
Richmond VA(8)	5.50%	1/15/2018	AAA	500	532,160
Sunnyvale TX Sch Dist Sch Bldg PSF GTD	5.25%	2/15/2028	AAA	1,000	1,045,200
Sunnyvale TX Sch Dist Sch Bldg PSF GTD	5.25%	2/15/2031	AAA	1,100	1,146,123
Washtenaw Cnty MI Multi Lake Santn Swr Sys Sylvan Twp Wtr(12)	4.75%	5/1/2021	AAA	700	707,812
Wood Cnty OH Pub Libr Impt(12)	5.875%	12/1/2022	Aaa	1,000	1,091,380
WV St Ser D(7)	6.50%	11/1/2026	AAA	2,000	2,398,540
Total					63,789,628

Healthcare 17.92%
Abag Fin Auth for Nonprofit Corp CA Woods Oblig COP(1)	6.20%	11/1/2029	A	1,000	1,065,200
AZ Hlth Fac Auth Rev AZ Hlthcare Pooled Fin C(7)	5.50%	6/1/2014	Aaa	1,130	1,226,299
Birmingham Baptist Med Ctr AL Spl Care Facs Fin Auth Rev Baptist Hlth Sys Ser A	5.00%	11/15/2030	Baa1	3,250	3,169,335
Brazos Cnty TX Hlth Fac Dev Franciscan Svcs Corp Oblig Grp	5.375%	1/1/2032	A-	1,615	1,654,438
Camden Cnty NJ Impt Auth Hlthcare Redev Rev Cooper Health Sys Oblig Grp A	5.00%	2/15/2035	BBB	1,100	1,078,605
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth A	5.25%	7/1/2035	BBB+	3,000	3,042,900
Chatham Cnty GA Hosp Auth Rev Hosp Impt Mem Hlth Univ A	5.50%	1/1/2034	A-	1,990	2,060,267
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(11)(12)	5.00%	2/15/2015	AAA	1,600	1,658,992
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(11)(12)	5.00%	2/15/2016	AAA	1,000	1,033,310
CO Hlth Fac Auth Rev Catholic Hlth	5.25%	9/1/2024	AA	5,065	5,188,535
Delaware Cnty IN Hosp Auth Hosp Rev Cardinal Hlth Sys Oblig Grp	5.00%	8/1/2024	Baa2	2,000	1,955,720
Delaware Cnty IN Hosp Auth Hosp Rev Cardinal Hlth Sys Oblig Grp	5.25%	8/1/2036	Baa2	1,750	1,742,055

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Erie Cnty OH Hosp Facs Rev Firelands Regl Med Ctr Ser A	5.50%	8/15/2022	A		$1,000	$1,031,360
Fargo ND Hlth Sys Rev Meritcare Oblig Grp A(12)	5.375%	6/1/2027	AAA		1,000	1,031,330
Glendale AZ Indl Dev Auth Ref John C Lincoln Hlth Ser B	5.25%	12/1/2024	BBB		1,790	1,815,114
Halifax Hosp Med Ctr FL Hosp Rev Ref & Impt Ser A	5.00%	6/1/2038	BBB+	(c)	1,825	1,779,466
Hamilton Cnty OH Hosp Facs Cincinnati Childrens Hosp J(7)	5.25%	5/15/2034	AAA		3,395	3,505,032
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.25%	8/15/2034	AA+		10,000	10,305,600
Johnson City TN Hlth & Edl Facs Bd Hosp Rev First Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+		2,000	2,061,980
Kent Hosp Fin Auth MI Rev Met Hosp Pj Ser A	6.00%	7/1/2035	BBB		2,125	2,250,630
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser A(12)	Zero Coupon	10/1/2025	AAA		4,300	1,669,260
Lauderdale Cnty & Florence AL Hlthcare Rev Coffee Hlth Ser A(12)	6.00%	7/1/2029	AAA		1,000	1,081,610
Lubbock TX Hlth Facs Dev Corp Rev Sears Plains Pj(9)	5.70%	1/20/2041	AAA		2,490	2,611,861
MA St Hlth & Edl Facs Auth Rev Milton Hosp Ser D	5.375%	7/1/2035	BBB-		2,500	2,531,775
MA St Hlth & Edl Facs Auth Rev UMass Mem Issue Ser D	5.00%	7/1/2033	BBB		2,500	2,452,775
MI St Hosp Fin Auth Rev Marquette Gen Hosp Oblig Grp A	5.00%	5/15/2034	Baa1		1,250	1,208,000
Minneapolis & St Paul MN Hsg Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	BBB+		2,100	2,189,985
MO St Hlth & Edl Facs Auth Rev PA 1049 RIBs RITES(2)	8.388%	6/1/2010	AAA	(b)	855	1,033,866
Monongalia Cnty WV Bldg Cmnty Hosp Rev Monongalia Gen Hosp Ser A	5.25%	7/1/2035	A-		3,000	3,029,940
MS Hosp Equip & Fac Forrest Cnty Auth Gen Hosp Pj(8)	6.00%	1/1/2030	Aaa		615	660,498
NH Hlth & Edl Fac Auth Rev	6.00%	10/1/2024	A+		250	270,252
NH Hlth & Edl Fac Dartmouth-Hitchcock Oblig Grp(8)	5.50%	8/1/2027	AAA		3,500	3,737,580
NH Hlth & Edl Fac Exeter Pj	5.75%	10/1/2031	A+		1,550	1,618,448

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
NH Hlth & Edl Fac Auth Rev The Memorial Hosp	5.25%	6/1/2036	Baa3		$1,000	$985,110
NH St Hlth & Ed Concord Hosp(8)	5.50%	10/1/2021	Aaa		710	746,671
NJ Hlthcare Fac Fin Auth Rev Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A2		3,065	3,239,981
NJ Hlthcare Facs Fin Auth Rev Hunterdon Medical Ctr Ser A	5.125%	7/1/2035	A-		1,000	1,007,380
OR St Hlth Hsg Ed & Cultural Fac Auth Rev(2)	5.25%	11/15/2019	AAA		2,000	2,104,620
Plymouth MN Hlth Fac Rev West Hlth Pj Ser A(8)	6.125%	6/1/2024	AAA		2,990	3,017,418
RI St Hlth & Edl Bldg Roger Williams Rlty(5)	6.50%	8/1/2029	AA		1,240	1,358,569
Rochester MN Hlthcare Fac Rev ROLS RRII R568 RIBs	5.909%	11/15/2036	Aa2		3,000	3,130,860
SC Jobs Econ Dev Auth Hosp Facs Rev	6.375%	8/1/2034	BBB+	(c)	230	252,356
St Cloud MN Hlthcare Rev Hosp Oblig Group Ser A(8)	6.25%	5/1/2018	Aaa		3,320	3,605,553
Tyler TX Hlth Fac Dev Corp Hosp Rev Mother Frances Hosp	6.00%	7/1/2027	Baa1		1,500	1,580,730
University CO Hosp Auth Rev Ser A	5.00%	11/15/2037	Baa1		3,000	2,953,110
WI St Hlth & Edl Facs Auth Rev Marshfield Clinic Ser A	5.125%	2/15/2026	BBB+		1,300	1,297,543
WI St Hlth & Edl Facs Auth Rev Marshfield Clinic Ser A	5.375%	2/15/2034	BBB+		2,500	2,532,600
Total						100,564,519

Housing 4.97%
ID Hsg Agy Sing Fam Mtg Ser F AMT(5)(3)	7.45%	7/1/2015	Aaa		85	85,719
Kansas City MO Ind Dev Auth No Oak Crossing Sr Ser A-1 AMT(2)	5.30%	12/1/2020	AAA		1,055	1,072,766
KY Hsg Corp Hsg Rev Ser D AMT	5.25%	7/1/2022	AAA		500	508,805
LA Hsg Fin Agy Mtg Rev Sing Fam Hmownr B AMT(10)	5.80%	6/1/2036	Aaa		1,360	1,438,214
LA St Citizens PPTY Corp Assmnt Rev Ser B(2)	5.00%	6/1/2016	AAA		2,700	2,833,218
MA St Hlth & Edl Facs Auth Rev Cap Assets Pg Ser D(12)	3.93%#	1/1/2035	Aaa		3,900	3,900,000
MD St Cmnty Dev Admin Dept Hsg & Cmnty Dev Ser B AMT	5.375%	9/1/2022	Aa2		4,160	4,212,874

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MD St Cmnty Dev Admin Residential Ser F AMT	5.50%	9/1/2022	Aa2	$2,500	$2,535,600
Minneapolis St Paul MN Hsg Fin Rev Sing Fam Mtg Ser AB AMT(10)	6.25%	11/1/2030	AAA	170	178,004
MN St Hsg Fin Agy Sing Fam Mtg Ser G-1 AMT	5.60%	7/1/2022	AA+	185	187,925
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownr Ln Ser B-1 AMT(10)	6.25%	3/1/2031	AAA	135	138,735
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1 AMT(10)	Zero Coupon	3/1/2029	AAA	400	115,996
MT St Bd Hsg Sing Fam Mtg Ser A-1(3)(5)	6.05%	12/1/2037	AA+	4,255	4,363,119
NC Hsg Fin Agy Sing Fam Rev Ser BB AMT	6.25%	3/1/2012	AA	400	402,540
New Orleans LA Fin Auth Mtg Rev Ser B-2 AMT(10)	6.00%	12/1/2018	Aaa	185	186,036
OK Hsg Fin Agy Sing Fam Mtg Ser B-1(10)	5.30%	9/1/2026	Aaa	60	60,933
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Ser D-1(10)	Zero Coupon	3/1/2029	Aaa	2,345	703,688
OK Hsg Fin Agy Sing Fam Rev Mtg Hmownr Ser B-1	Zero Coupon	3/1/2029	Aaa	1,220	356,996
OK Hsg Fin Agy Sing Fam Rev Mtg Hmownr Ser D-2 AMT(10)	Zero Coupon	9/1/2030	Aaa	1,070	236,748
Prince Georges Cnty MD Hsg Sing Fam Ser A AMT(4)(10)	6.15%	8/1/2019	AAA	5	5,146
VT Hsg Fin Agy Sing Fam Hsg Ser 16-A AMT(8)	5.50%	11/1/2021	AAA	1,925	1,957,417
WV St Hsg Dev Fd Hsg Fin Ser B AMT	5.25%	11/1/2018	AAA	2,345	2,400,225
Total					27,880,704

Industrial 5.21%
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BBB-	750	756,150
Clark Cnty NV Indl Dev Rev Ser C AMT(2)	5.95%	12/1/2038	AAA	3,320	3,561,497
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Rev Sr Maxon Atlantic Station A AMT	5.125%#	3/1/2026	BBB	500	497,820
Gulf Coast Wst Disp Auth TX ExxonMobil Pj AMT	4.00%#	9/1/2025	AAA	3,000	3,000,000
Jacksonville FL Swr & Solid Wst Disp Fac Rev Anheuser AMT	5.875%	2/1/2036	A+	500	509,215

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Liberty NY Dev Corp Rev ROLS RRII R585 RIBs	6.416%	10/1/2035	Aa3	$7,490	$8,468,868
NJ Econ Dev Auth Rev Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3	2,325	2,719,018
RI St Econ Dev Providence Place Mall(13)	6.125%	7/1/2020	AA	550	590,777
Texas City TX Indl Dev Corp Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	AA+	650	822,685
Tob Settlmnt Fin Corp NY Asset Bkd Ser A-1	5.50%	6/1/2017	AA-	4,000	4,224,440
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	4,150	4,093,187
Total					29,243,657

Lease 4.75%
AZ St Ser A COP(12)	5.00%	11/1/2020	AAA	200	205,986
Bemidji MN Lease Rev MN St Bureau Criminal Appreh(12)	5.75%	12/1/2018	Aaa	555	579,475
Bemidji MN Lease Rev MN St Bureau Criminal Appreh(12)	5.75%	12/1/2019	Aaa	315	328,891
Charlotte NC Govt Fac Pj Ser G COP	5.375%	6/1/2026	AA+	2,250	2,379,285
District Columbia COP(7)	5.00%	1/1/2020	AAA	2,000	2,070,260
Grand Rapids MI Pub Sch(12)	5.00%	11/1/2021	AAA	250	257,210
Henrico Cnty VA Econ Dev Auth Pub Fac Lease Rev Jail Pj	6.125%	11/1/2019	Aa1	1,000	1,086,180
Lancaster Edl Assistance Sch Dist Lancaster Cnty Pj	5.00%	12/1/2029	BBB+	1,750	1,719,113
McClain Cnty OK Econ Dev Auth Edl Facs Lease Rev New Castle Pub Sch Pj	5.00%	9/1/2012	BBB+	500	511,390
McClain Cnty OK Econ Dev Auth Edl Facs Lease Rev New Castle Pub Sch Pj	5.00%	9/1/2013	BBB+	895	916,006
Miami-Dade Cnty FL Sch Bd Ser C COP(2)	5.00%	10/1/2021	AAA	4,900	5,112,660
Murray City UT Muni Bldg Auth Lease Rev Ser A(2)	5.30%	12/1/2021	Aaa	2,925	3,053,086
Spartanburg Cnty SC Sch Dist McCarthy Teszler Pj(14)	5.00%	3/1/2022	AAA	1,000	1,027,060
St Paul MN Port Auth Lease Rev Office Bldg	5.00%	12/1/2022	AA+	1,000	1,023,590
VA St Pub Bldg Auth Pub Facs Rev Ref Ser A	5.00%	8/1/2013	AA+	5,000	5,292,500

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
West Vly City UT Muni Bldg(2)	5.50%	8/1/2027	AAA		$1,000	$1,061,280
Total						26,623,972

Miscellaneous 7.30%
AZ Tourism & Sports Auth Tax Multipurpose Stadium Fac Ser A(12)	5.00%	7/1/2031	Aaa		670	685,852
Denver CO Convention Ctr Hotel Auth Rev Sr(14)	5.25%	12/1/2021	AAA		5,000	5,285,350
George L Smith II GA World Congress Ctr Auth Rev AMT(12)	5.75%	7/1/2015	AAA		1,500	1,581,960
George L Smith II GA World Congress Ctr Rev AMT(12)	5.50%	7/1/2020	AAA		700	727,468
LA Loc Govt Env Fac Pkg Fac Garage Pj Ser A(2)	5.375%	10/1/2026	AAA		1,500	1,559,805
Larimer Cnty CO Sales & Use Tax Rev Fairgrounds & Events(12)	5.00%	12/15/2019	AAA		750	775,410
MA St Wtr Pollutn Abatement Tr PA 1221 RIBs RITES	6.308%	8/1/2011	AAA	(c)	4,500	4,915,620
Memphis-Shelby Cnty TN Sports Memphis Arena Pj(2)	5.25%	11/1/2023	AAA		1,765	1,849,844
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A RIBs(7)	3.676%	4/1/2014	AAA		3,300	3,300,000
New York Convention Ctr Dev Corp NY Rev Hotel Unit Fee Secd(2)	5.00%	11/15/2025	AAA		2,375	2,446,440
Omaha Convention Hotel Corp PA 1078 RIBs RITES(2)	6.038%	4/1/2010	AAA	(b)	5,000	5,246,100
Portland OR Urb Ren & Redev Downtown Wtrfront Ser A(2)	5.50%	6/15/2020	Aaa		650	686,874
Portland OR Urb Ren & Redev Downtown Wtrfront Ser A(2)	5.75%	6/15/2019	Aaa		1,500	1,604,235
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB		5,000	5,091,300
Univ FL Res Fndtn Inc Cap Impt Rev(2)	5.125%	9/1/2033	Aaa		4,000	4,077,200
Westminster CO Sales & Use Tax Rev(2)	5.25%	12/1/2022	AAA		1,090	1,144,260
Total						40,977,718

Power 2.50%
Emerald Coast FL Utils Auth Rev Sys(d)(7)	5.25%	1/1/2036	AAA		1,560	1,616,285

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Grant Cnty WA Pub Util Dist No 2 Pwr Rap Hydro 2nd Ser B AMT(12)	5.375%	1/1/2018	AAA	$300	$310,677
Los Angeles CA Wtr & Pwr Rev Pwr Sys Ser A-A1(8)	5.25%	7/1/2020	AAA	2,600	2,726,412
MA St Dev Fin Agy Solid Wst Disp Rev Dominion Energy Brayton Point AMT	5.00%#	2/1/2036	BBB	2,200	2,196,546
MI Jt Muni Elec Util Commn Pwr Pj Rev Plum Point Pj(12)	5.00%	1/1/2013	AAA	1,000	1,049,640
Sacramento CA Muni Util Dist Ser T(7)	5.00%	5/15/2030	AAA	5,000	5,110,500
SC St Pub Svc(8)	5.25%	1/1/2019	AAA	950	1,004,464
Total					14,014,524

Pre-Refunded 21.74%
Akron OH Impt	5.80%	11/1/2020	AA-	575	622,639
Athens OH City Sch Dist Fac Constr & Impt(8)	6.00%	12/1/2024	AAA	500	546,085
Baltimore MD Rev Wtr Pj Ser A(8)	6.00%	7/1/2018	AAA	285	306,788
Baltimore MD Rev Wtr Pj Ser A(8)	6.00%	7/1/2020	AAA	275	296,024
Boise City ID Lease Rev Urban Renewal ADA Cnty Courts(2)	6.25%	8/15/2019	AAA	7,385	7,955,787
Brighton Twp MI Sntn Sew Drainage Dist(8)	5.25%	10/1/2018	AAA	1,615	1,671,380
Broad River NC Wtr Auth Wtr Sys Rev(12)	5.375%	6/1/2026	Aaa	400	424,444
Canton OH Sch Dist Var Purp Ser A(12)	5.625%	12/1/2023	AAA	2,900	3,099,259
Chisholm Creek Util Auth KS Bel Aire & Park City KS Pj(12)	5.25%	9/1/2020	Aaa	320	341,430
CO Hlth Fac Auth Rev Hosp Portercare Adventis Hlth	6.625%	11/15/2026	A2	2,000	2,267,000
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM(12)	Zero Coupon	8/1/2015	AAA	1,000	564,140
Culpeper Cnty VA Sch(8)	6.00%	1/15/2021	AAA	690	743,068
Dallas TX	5.75%	2/15/2020	AA+	1,615	1,711,238
Dallas TX Indpt Sch Dist PSF GTD	5.50%	2/15/2017	AAA	5,000	5,378,450
DE Transn Auth Transn Sys Rev Sr	6.00%	7/1/2020	AA	6,215	6,690,137
Detroit MI Wtr Supply Sys Sr Lien Ser A(7)	5.75%	7/1/2028	AAA	1,500	1,629,900

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Fayette Cnty GA Pub Fac Auth Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	$3,500	$3,792,355
Georgetown Cnty SC Sch Dist(8)	5.25%	3/1/2020	AAA	2,485	2,615,562
Greenville Cnty SC Sch Dist Installment Pur Rev Ref BEST	5.50%	12/1/2028	AA-	5,500	5,984,935
Harris Cnty TX Hlth Facs Dev Corp Hosp Rev Mem Hermann Hlthcare Ser A	6.375%	6/1/2029	A	2,500	2,782,425
Highlands Cnty FL Hlth Fac Auth Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A2	2,755	3,040,501
IA Fin Auth Rev ETM	5.25%	8/15/2021	Aa2	235	239,749
Jackson OH Hosp Fac Rev Cons Hlth Sys Jackson Hosp(13)	6.125%	10/1/2023	AA	680	731,748
Lake Orion MI Cmnty Sch Dist Ser B	5.25%	5/1/2025	AA	4,900	5,121,725
Lane Cnty OR Sch Dist No 052	5.625%	6/15/2020	Aa3	800	849,648
Lauderdale Cnty & Florence AL Hlthcare Auth Rev(12)	5.75%	7/1/2019	AAA	2,000	2,074,700
Linn Cnty OR Sch Dist No 55(8)	5.50%	6/15/2025	AAA	1,935	2,068,399
Linn Cnty OR Sch Dist No 55 Sweet Home(8)	5.50%	6/15/2020	AAA	1,000	1,068,940
Linn Cnty OR Sch Dist No 55 Unrefunded Bal(8)	5.50%	6/15/2025	AAA	310	331,371
MD St Hlth & Higher Edl Facs Auth Rev North Arundel Hosp	6.50%	7/1/2026	A3	1,000	1,101,360
MD St Hlth & Higher Edl Facs Catholic Hlth Initiative Ser A ETM	6.00%	12/1/2024	AA	100	106,630
MD St Hlth & Higher Edl Facs Univ MD Med Sys	6.75%	7/1/2030	A3	1,950	2,161,653
Mesa AZ Indl Dev Auth Discovery Hlth Sys Ser A(12)	5.75%	1/1/2025	AAA	750	799,852
New York NY Ser A	6.00%	5/15/2030	AA-	2,155	2,330,870
NJ St Transn Tr Fd Auth Transn Sys Ser B	6.00%	6/15/2019	AAA	2,550	2,742,856
NM St Hosp Equip Ln Council Presbyterian Hlthcare Ser A	5.50%	8/1/2025	AA-	2,000	2,147,960
North Providence RI Ser A(12)	6.125%	7/1/2016	AAA	1,410	1,469,854
Orange Cnty FL Hlth Facs Auth Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2027	A	1,000	1,094,400
Paragould AR Wtr Swr & Elec Rev(2)	5.65%	12/1/2025	AAA	615	657,872
Paw Paw MI Pub Sch Dist Sch Bldg & Site	6.00%	5/1/2030	AA	550	590,381

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Philadelphia PA Sch Dist Ser A(8)	5.75%	2/1/2030	AAA		$1,200	$1,289,460
Phoenix AZ Civic Impt Corp(7)	6.00%	7/1/2024	AAA		2,400	2,604,048
Providence RI Redev Agy Rev Pub Safety & Muni Bldgs Ser A(2)	5.75%	4/1/2029	Aaa		415	443,373
RI St Econ Dev Corp Arpt Rev Ser B(7)	6.00%	7/1/2020	AAA		1,210	1,306,352
RI St Econ Dev Corp Arpt Rev Ser B(7)	6.00%	7/1/2028	AAA		1,200	1,290,972
RI St Hlth & Edl Bldg Corp Rev Hosp Fin Lifespan Oblig Grp	6.50%	8/15/2032	A-		1,000	1,130,780
SC Jobs Econ Dev Auth Hosp Facs Rev Palmetto Hlth C	6.375%	8/1/2034	BBB+		1,780	2,014,622
SC Jobs Econ Dev Auth Hosp Fac Rev	7.375%	12/15/2021	BBB+		2,000	2,295,960
South Washington Cnty MN Indpt Sch Dist No 833 Ser A(12)	5.50%	2/1/2018	AAA		5,065	5,311,817
South Washington Cnty MN Indpt Sch Dist No 833 Ser A(12)	5.50%	2/1/2019	AAA		2,990	3,135,703
Sullivan Cnty TN Hlth Ed Hosp & Hsg Facs Bd Rev Hosp Wellmont Hlth	6.25%	9/1/2022	BBB	(c)	750	842,265
Sullivan Cnty TN Hlth Ed Hosp & Hsg Facs Bd Rev Hosp Wellmont Hlth	6.25%	9/1/2022	NR		1,250	1,403,775
Sunman Dearborn IN Inter Sch Bldg Corp First Mtg(7)	5.00%	1/15/2021	AAA		1,105	1,160,394
Teays Vly OH Loc Sch Dist Sch Facs Constr & Impt(7)	5.375%	12/1/2020	Aaa		500	529,345
TN St Sch Bd Auth Higher Edl Facs Ser A	5.625%	5/1/2030	AA-		150	159,036
Univ Central AR Rev Hsg Sys(8)	6.50%	1/1/2031	AAA		2,425	2,648,561
Univ MA Bldg Auth Facs Rev Sen Comwlth Ser 4-A GTD(12)	5.125%	11/1/2034	AAA		5,000	5,347,000
VA St Pub Bldg Auth Pub Fac Rev Ser A	5.75%	8/1/2020	AA+		600	639,984
White Hsg Util Dist TN Robertson/Sumner Cntys Wtr/Swr(8)	6.00%	1/1/2026	Aaa		1,090	1,163,564
Whitehall MI Dist Sch	5.50%	5/1/2019	AA		1,400	1,503,110
WV St St Road(12)	5.75%	6/1/2025	AAA		1,800	1,930,824
WV Wtr Dev Auth Infra Rev Ser A(2)	5.50%	10/1/2023	AAA		900	984,852
WV Wtr Dev Auth Infra Rev Ser A(8)	5.625%	10/1/2026	AAA		1,555	1,658,081
Wyandotte Cnty KS Sch Dist No 204 Bonner Springs Ser A(8)	5.60%	9/1/2020	Aaa		620	659,773

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
York Cnty VA Swr Rev	5.875%	6/1/2024	Aa3	$330	$350,754
Total					121,957,920

Resource Recovery 0.55%
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	1,825	1,824,854
MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,245	1,247,092
Total					3,071,946

Special Tax 1.19%
Ernest N Morial New Orleans LA Exhibit Hall Auth Spl Tax RIBs	6.376%	7/15/2028	AAA	5,000	5,211,700
New York NY Ser B Sub Ser B7(2)	3.93%#	8/15/2018	AAA	700	700,000
Salida CA Area Pub Fac Fin Agy Cmnty Fac Dist Spl Tax 1998-1(8)	5.25%	9/1/2028	AAA	355	366,470
San Juan Cnty NM Tax/Motor Ref & Impt(11)(12)	5.25%	5/15/2022	AAA	390	409,890
Total					6,688,060

Toll Roads 1.29%
NJ St Tpk Auth Rev ROLS RR II R 323 RIBs(2)	5.909%	1/1/2035	Aaa	7,000	7,214,340

Transportation 5.66%
Alliance Arpt Auth Inc TX Spl Facs Rev Ref Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	2,220	2,171,826
Billings MT Arpt Rev AMT(12)	6.10%	7/1/2016	AAA	190	204,740
Billings MT Arpt Rev AMT(12)	6.20%	7/1/2020	AAA	2,775	2,996,084
HI St Hbr Sys Rev Ser A AMT(d)(8)	5.00%	1/1/2031	AAA	1,000	1,004,490
HI St Hbr Sys Rev Ser A AMT(d)(8)	5.25%	1/1/2027	AAA	4,000	4,142,000
Hillsborough Cnty FL Aviation Auth Rev Tampa Intl Arpt Ser B AMT(12)	5.00%	10/1/2019	AAA	1,000	1,018,760
Houston TX Arpt Sys Rev Sub Lien Ser A AMT(7)	5.50%	7/1/2012	AAA	1,610	1,703,509
Muni Secs Trust Ctfs Ser 7006 Tr Ctf Cl B RIBs(2)	6.369%	1/1/2031	Aaa	6,250	6,787,500
NY New York City Indl Dev Agy Terminal One Group Assn Pj AMT	5.50%#	1/1/2024	A3	4,750	4,953,157
PA St Tpk Commn Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA	5,000	5,249,050

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Port Kalama WA Rev Ser B AMT	5.625%	12/1/2015	A3	$1,025	$1,029,705
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT(8)	6.125%	1/1/2027	AAA	495	514,830
Total					31,775,651

Water/Sewer 5.99%
Chisholm Creek Util Auth KS Bel Aire & Park City KS Pj(12)	5.25%	9/1/2021	Aaa	1,025	1,074,835
Gainesville GA Wtr & Sew Rev(8)	5.375%	11/15/2020	AAA	2,900	3,068,954
Gautier MI Util Dist Util Sys Rev(7)	5.125%	3/1/2019	Aaa	425	440,461
Grand Forks ND Wtr Rev Ser D(12)	5.375%	9/1/2020	Aaa	1,150	1,202,716
Iowa City IA Swr Rev(8)	5.375%	7/1/2020	Aaa	620	643,765
KS St Dev Fin Auth Rev Pub Wtr Supply Revolving Ln 2	4.75%	4/1/2018	Aa1	1,180	1,189,499
Midlothian TX Wtr Dist(8)	Zero Coupon	9/1/2022	AAA	2,000	879,680
NY New York City Muni Wtr Fin	5.125%	6/15/2031	AA+	5,000	5,141,400
OR St Bd Bk Rev OR Econ Cmnty Dev Dept Ser A(12)	5.50%	1/1/2017	AAA	570	593,889
Raleigh NC Comb Entrprse	5.00%	3/1/2031	AAA	11,980	12,246,675
Rockingham NC COP(2)	5.00%	4/1/2020	AAA	1,205	1,248,802
SD Conservancy Dist(2)	5.00%	8/1/2022	Aaa	2,700	2,765,421
SD Conservancy Dist Rev Clean Wtr St Revolving Fd(2)	5.00%	8/1/2022	Aaa	500	510,070
UT Wtr Fin Agy Rev Pooled Ln Fin Pg(2)	5.125%	7/1/2023	Aaa	1,000	1,031,940
WV St Wtr Dev Auth Rev Loan Pg III Ser A AMT(2)	6.25%	7/1/2030	AAA	1,470	1,589,187
Total					33,627,294
Total Municipal Bonds (cost $545,935,401)					567,046,492

See Notes to Schedule of Investments.

			Credit
			Rating:
	Interest	Maturity	S&P or	Shares
Investments	Rate	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENTS 0.00%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus				5	$5,311
SSgA Tax Free Money Market Fund				6	5,656
Total Short-Term Investments (cost $10,967)					10,967
Total Investments in Securities 101.07% (cost $545,946,368)					567,057,459
Liabilities in Excess of Cash and Other Assets (1.07%)					(6,015,109)
Net Assets 100.00%					$561,042,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CALIFORNIA TAX-FREE FUND June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 96.79%

Education 12.70%
Abag Fin Auth For Nonprofit Corp CA Rev Sch of Mech Arts	5.25%	10/1/2026	A3	$500	$510,475
CA Edl Facs Auth Rev Res Ctfs Ser 113 RIBs	6.125%	12/1/2027	AAA	2,525	2,657,916
CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2021	A1	425	437,546
CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2026	A1	1,145	1,176,705
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	974,590
CA Edl Facs Auth Rev Univ of San Diego(2)	5.00%	10/1/2028	Aaa	1,250	1,277,612
CA Edl Facs Auth Rev Unrefunded Univ San Francisco(12)	6.00%	10/1/2016	AAA	45	46,130
CA Edl Facs Auth Rev Unrefunded Univ San Francisco(12)	6.00%	10/1/2026	AAA	1,575	1,614,564
CA Muni Fin Auth Ed Rev American Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-	1,000	1,003,780
Golden Vly Unif Sch Dist Fin Pj(2)	5.35%	7/1/2027	AAA	2,250	2,311,763
Los Angeles CA Unif Sch Dist Dist Ser A(8)	5.00%	7/1/2022	AAA	1,500	1,547,250
Los Angeles CA Unif Sch Dist Ref Ser A-2(12)	5.00%	7/1/2023	AAA	1,000	1,035,120
San Rafael CA City Elem Sch(7)	4.50%	2/1/2030	AAA	520	493,886
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D(7)	Zero Coupon	8/1/2028	AAA	1,000	334,080
Univ CA Res Facs Ser E(2)	5.00%	9/1/2031	AAA	2,000	2,053,480
Univ CA Res Ltd Pj Ser B(8)	5.00%	5/15/2033	AAA	1,000	1,016,180
Univ CA Rev Res Multi Purp Pj Ser Q(8)	5.00%	9/1/2031	AAA	2,000	2,038,400
Univ CA Rev Multi Purp Ser K	5.25%	9/1/2024	AA	1,545	1,596,618
Total					22,126,095

General Obligation 16.71%
Antelope Vly CA Unif High Sch(12)	5.00%	8/1/2022	AAA	2,080	2,146,123
Barstow CA Unif Sch Dist Ser A(7)	5.00%	8/1/2026	Aaa	2,500	2,561,675
CA St	5.10%	2/1/2034	A+	2,900	2,923,490
CA St	5.125%	6/1/2027	A+	500	510,285

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
CA St	5.25%	2/1/2019	A+	$1,000	$1,049,890
CA St Previous Veterans Ser BJ AMT	5.70%	12/1/2032	AA-	640	648,582
CA St Var Purp	5.25%	11/1/2027	A+	520	539,459
Capistrano CA Unif Sch Dist Fac Impt Dist No 001 Ser A(7)	6.00%	8/1/2024	AAA	2,500	2,698,450
Escondido CA Unif Sch Dist Ser A(8)	5.25%	8/1/2022	AAA	2,000	2,109,220
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001(7)	5.00%	8/1/2024	AAA	1,060	1,090,115
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001(7)	5.25%	8/1/2022	AAA	1,230	1,300,553
Montebello CA Unif Sch Dist(8)	5.00%	8/1/2020	AAA	350	362,765
Mount Pleasant CA Elem Sch Dist 1998 Election Ser C(8)	5.50%	3/1/2026	AAA	465	498,596
Oak Grove CA Sch Dist(12)	5.00%	8/1/2024	AAA	1,140	1,180,481
Oak Vly CA Hosp Dist Election 2004(7)	5.00%	7/1/2033	Aaa	500	507,225
Oxnard CA Unif High Sch Dist Ser A(12)	6.00%	2/1/2020	AAA	650	745,849
Oxnard CA Unif High Sch Dist Ser A(12)	6.20%	8/1/2030	AAA	3,000	3,466,680
Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj(2)	Zero Coupon	8/1/2026	AAA	3,500	1,304,135
Pomona CA Unif Sch Dist(12)	6.15%	8/1/2030	AAA	1,000	1,181,020
Pomona CA Unif Sch Dist Ser A(12)	6.55%	8/1/2029	AAA	1,000	1,247,250
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	BBB	995	1,019,208
Riverside CA Cmnty College Dist Unrefunded Bal Ser A(12)	5.50%	8/1/2029	AAA	15	16,121
Total					29,107,172

Healthcare 4.80%
CA Hlth Facs Fin Auth Rev CA NV Methodist	5.00%	7/1/2036	A+	1,000	1,002,330
CA Hlth Facs Fin Auth Rev Ref Cedars Sinai Med Ctr	5.00%	11/15/2034	A3	1,000	1,000,680
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser A	5.50%	8/1/2031	A+	1,300	1,350,804
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser B	5.55%	8/1/2031	A+	650	677,326
CA Infrastr & Econ Scripps Res Instl Ser A	5.75%	7/1/2030	Aa3	1,500	1,567,590
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth A	5.25%	7/1/2035	BBB+	1,675	1,698,952

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Torrance CA Hosp Rev Torrance Memorial Med Ctr Ser A	5.50%	6/1/2031	A+	$500	$514,415
Torrance CA Hosp Rev Torrance Memorial Med Ctr Ser A	6.00%	6/1/2022	A+	500	544,720
Total					8,356,817

Housing 0.58%
CA Statewide Cmntys Dev Auth Ref CHF Irvine LLC UCI East	5.00%	5/15/2038	Baa3	1,000	1,010,020

Industrial 3.53%
Golden St Tob Securitization Corp CA Rev ROLS RR II R565 RIBs(7)	5.919%	6/1/2035	Aaa	5,000	5,128,600
Tob Securitization Auth Lease North CA Tob Settlmnt Rev Asset Bkd Bds Ser A 1	5.375%	6/1/2038	BBB	1,000	1,013,000
Total					6,141,600

Lease 8.16%
CA St Pub Wk Bd Lease Rev Dept Gen Svcs Teale Data(2)	5.25%	3/1/2020	AAA	1,000	1,047,170
Inglewood CA Pub Fin Auth Rev Ser A(2)	5.25%	8/1/2021	AAA	600	629,364
Palm Springs CA Fin Auth Convention Ctr Pj Ser A(12)	5.50%	11/1/2035	AAA	1,000	1,080,040
Plumas Cnty CA Cap Impt Pg Ser A COP(2)	5.25%	6/1/2023	AAA	1,365	1,440,757
Sacramento CA City Fin Auth Rev Cap Impt Ser A(2)	5.00%	12/1/2026	AAA	900	925,146
San Buenaventura CA Ser C COP(2)	5.25%	2/1/2031	AAA	2,575	2,671,640
San Francisco CA City & Cnty San Bruno Jail No 3(2)	5.25%	10/1/2033	AAA	5,000	5,161,750
Santa Ana CA Unif Sch Dist Fin Pj COP(8)	Zero Coupon	4/1/2019	AAA	2,295	1,260,621
Total					14,216,488

Miscellaneous 2.05%
CA Infrastr & Econ Bk Rev YMCA Metropolitan LA Pj(2)	5.25%	2/1/2026	AAA	2,000	2,095,760
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A(2)	5.50%	9/1/2032	AAA	1,000	1,053,710
Oakland CA JT Pwrs Fin Auth Reassmt Rev	5.50%	9/2/2024	A-	405	424,181
Total					3,573,651

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Power 2.08%
Los Angeles CA Wtr & Pwr Rev Pwr Sys Ser A(11)(12)	5.00%	7/1/2024	AAA	$850	$866,745
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(12)	5.00%	7/1/2032	AAA	1,500	1,529,205
Puerto Rico Elec Pwr Auth Rev Ser II(8)	5.125%	7/1/2026	AAA	500	518,855
Shasta CA JT Pwrs Fin Auth Cnty Admin Bldg Pj Ser A(12)	5.25%	4/1/2023	AAA	675	705,685
Total					3,620,490

Pre-Refunded 18.05%
Anaheim CA Unif High Sch Dist Ser A(8)	5.00%	8/1/2025	AAA	785	830,813
Berryessa CA Unif Sch Dist Election of 1999 Ser B(8)	5.25%	8/1/2019	AAA	1,015	1,088,212
CA Edl Facs Auth Rev Pepperdine Univ	5.75%	9/15/2030	A1	2,000	2,100,420
CA Edl Facs Auth Rev Pooled College/Univ Ser C ETM	6.50%	6/1/2020	Baa3	3,000	3,290,670
CA Edl Facs Auth Rev Univ San Francisco(12)	6.00%	10/1/2016	AAA	30	30,756
CA Edl Facs Auth Rev Univ San Francisco(12)	6.00%	10/1/2026	AAA	990	1,014,948
CA Infrastr & Econ Dev Bk Rev Asian Museum Fndtn(12)	5.25%	6/1/2030	AAA	115	117,717
CA St(7)	5.25%	9/1/2030	AAA	840	886,015
CA St Univ Fndtn Rev Monterey Bay(12)	5.30%	6/1/2022	AAA	250	266,045
CA St Univ Fndtn Rev Sacramento Auxiliary Ser A(12)	5.50%	10/1/2027	AAA	400	434,868
CA St Unrefunded Balance(7)	5.25%	9/1/2030	AAA	50	52,739
CA Statewide Cmntys Dev Auth Auxiliary Fndtn CA St Univ COP(12)	5.20%	6/1/2024	AAA	525	546,373
Centinela Vly CA Unif High Sch Election 2000 Ser D ETM(7)	5.25%	8/1/2024	AAA	1,145	1,207,105
El Monte CA City Sch Dist Ser A(8)	6.25%	5/1/2025	AAA	1,230	1,346,309
El Monte CA Wtr Auth Rev Wtr Sys Pj(2)	5.60%	9/1/2029	AAA	2,000	2,170,400
Franklin-McKinley CA Sch Dist Ser B(8)	5.00%	8/1/2027	AAA	675	716,188
Fremont CA Unif High Sch Dist Santa Clara Cnty Ser B(7)	5.25%	9/1/2025	AAA	1,000	1,054,780

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Los Angeles CA Unif Sch Dist Dist Ser D(7)	5.375%	7/1/2025	AAA	$1,000	$1,057,370
MSR Pub Pwr Agy CA San Juan Pj Rev Ser D ETM(12)	6.75%	7/1/2020	AAA	880	1,018,178
Pittsburg CA Unif Sch Dist Ser E(8)	6.00%	8/1/2024	AAA	1,380	1,454,575
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	400	438,496
Puerto Rico Comwlth Bal Pub Impt Ser A	5.375%	7/1/2028	AAA	505	538,456
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	806,423
Riverside CA Cmnty College Ser A(12)	5.50%	8/1/2029	AAA	1,340	1,474,509
Sacramento CA City Fin Auth Rev Cap Impt Ser A(2)	5.00%	12/1/2020	AAA	2,000	2,101,800
Santa Cruz CA City Elem Sch Dist Ser B(7)	6.00%	8/1/2029	AAA	2,500	2,703,150
Santa Cruz CA City High Sch Ser B(7)	6.00%	8/1/2029	AAA	1,000	1,081,260
Southwestern Cmnty College Dist CA(2)	5.375%	8/1/2025	AAA	1,500	1,616,760
Total					31,445,335

Resource Recovery 2.37%
CA Pollutn Ctrl Fin Auth Rev Pacific Gas/Elec Ser A AMT(12)	5.35%	12/1/2016	AAA	2,000	2,108,400
CA Pollutn Cntrl Fin Auth Solid Wst Disp Rev Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB	1,000	988,470
CA Pollutn Cntrl Fin Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB	1,000	1,028,120
Total					4,124,990

Special Assessment 0.58%
CA Statewide Cmntys Dev Auth Rev John Muir Hlth Ser A	5.00%	8/15/2034	A+	1,000	1,004,680

Special Tax 9.68%
CSUCI Fin Auth Rev CA East Campus Cmnty Ser A(12)	5.25%	9/1/2026	AAA	5,500	5,692,610
Irvine CA Unif Sch Fin Auth Spl Tax Ser A(2)	5.00%	9/1/2030	AAA	1,500	1,520,805
Lafayette CA Redev Agy Tax Alloc Redev Pj(13)	5.00%	8/1/2035	AA	1,000	1,001,920
Riverside Cnty CA Redev Agy Tax Alloc Jupura Vly Pj(2)	5.25%	10/1/2035	AAA	2,000	2,070,380

See Notes to Schedule of Investments.

5

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No 92-1 Ser A(2)	5.625%	9/1/2030	AAA	$3,985	$4,259,845
South Orange Cnty CA Pub Fin Auth Spl Tax Rev Ladera Ranch Ser A(2)	4.625%	8/15/2026	AAA	310	301,869
South Orange Cnty CA Pub Fin Auth Spl Tax Rev Ladera Ranch Ser A(2)	5.00%	8/15/2032	AAA	2,000	2,015,920
Total					16,863,349

Transportation 7.58%
Bay Area Govt Assn CA Rev Bart SFO Extn Arpt Premium A(2)	5.00%	8/1/2026	AAA	2,000	2,033,400
Fresno CA Arpt Rev Ser A(8)	5.50%	7/1/2030	AAA	1,500	1,574,010
Port Oakland CA Port Rev Ser J(12)	5.50%	11/1/2026	AAA	5,000	5,197,950
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser G(7)	5.25%	7/1/2021	AAA	1,000	1,058,650
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.00%	7/1/2036	BBB+	210	210,326
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT(8)	6.125%	1/1/2027	AAA	490	509,629
San Francisco CA City & Cnty Commn Intl Arpt Rev AMT(8)	5.75%	1/1/2014	AAA	500	522,965
San Francisco CA City & Cnty Ref Second Ser 28B(12)	5.25%	5/1/2023	AAA	2,000	2,091,540
Total					13,198,470

Water/Sewer 7.92%
East Bay CA Muni Util Dist Wtr Ref Sub Ser B(8)	3.88%#	6/1/2025	AAA	500	500,000
Imperial CA Ref Wtr Fac COP(7)	5.00%	10/15/2020	AAA	3,250	3,347,630
Los Angeles CA Dept Wtr & Pwr Wtrwks Rev Ser C(12)	5.00%	7/1/2034	AAA	1,500	1,528,665
Orange Cnty CA Santn Dist COP(7)	5.25%	2/1/2027	AAA	4,265	4,469,891
Oxnard CA Fin Auth Wstwtr Redwood Trunk Swr & Headwk A(7)	5.25%	6/1/2034	AAA	2,000	2,083,880
San Luis Opispo Cnty CA Ser A(12)	5.375%	8/1/2030	AAA	1,800	1,870,794
Total					13,800,860
Total Municipal Bonds (cost $163,228,079)					168,590,017

See Notes to Schedule of Investments.

6

			Credit
			Rating:
	Interest	Maturity	S&P or	Shares
Investments	Rate	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus General CA Municipal
Money Market Fund Class A (cost $4,922)				5	$4,922
Total Investments in Securities 96.79% (cost $163,233,001)					168,594,939
Cash and Other Assets in Excess of Liabilities 3.21%					5,584,309
Net Assets 100.00%					$174,179,248

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)

CONNECTICUT TAX-FREE FUND June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 96.04%

Education 12.09%
CT St Hlth & Edl Facs Auth Rev CT College Ser E(12)	5.25%	7/1/2022	AAA	$400	$422,968
CT St Hlth & Edl Facs Auth Rev CT St Univ Sys Ser E(7)	5.00%	11/1/2033	AAA	750	766,245
CT St Hlth & Edl Facs Auth Rev Gunnery Sch(13)	5.35%	7/1/2031	AA	695	722,376
CT St Hlth & Edl Facs Auth Rev Loomis Chaffee Sch Ser F(2)	4.00%	7/1/2022	Aaa	420	394,871
CT St Hlth & Edl Facs Auth Rev Norwich Free Academy Ser A(2)	5.00%	7/1/2034	AAA	1,250	1,278,900
CT St Hlth & Edl Facs Auth Rev Suffield Academy Ser A(12)	5.40%	7/1/2027	AAA	1,350	1,398,721
CT St Hlth & Edl Facs Auth Rev Trinity College Ser G(2)	5.00%	7/1/2021	AAA	1,000	1,033,280
CT St Hlth & Edl Facs Auth Rev Trinity College Ser H(12)	4.75%	7/1/2023	AAA	1,030	1,042,968
CT St Hlth & Edl Facs Auth Rev Univ CT Fndtn Ser A	5.25%	7/1/2019	Aa3	200	207,768
CT St Hlth & Edl Facs Auth Rev Univ CT Fndtn Ser A	5.375%	7/1/2029	Aa3	215	222,020
CT St Hlth & Edl Facs Auth Rev Univ Hartford Ser E(13)	5.25%	7/1/2032	AA	2,900	3,005,850
CT St Hlth & Edl Facs Auth Rev Unrefunded Bal Sacrd Hrt Ser C	6.50%	7/1/2016	BBB-	275	282,683
CT St Hlth & Edl Facs Auth Rev Yale Univ Ser Y-2	3.85%#	7/1/2035	AAA	500	500,000
Total					11,278,650

General Obligation 21.34%
Bridgeport CT Ser C(7)	4.75%	8/15/2021	AAA	1,000	1,007,620
CT St Ser C(8)	5.00%	6/1/2023	AAA	1,500	1,560,555
Hartford CT(2)	5.00%	7/15/2018	AAA	185	194,531
Montville CT	6.70%	6/15/2009	Aa3	550	592,553
Montville CT	6.70%	6/15/2010	Aa3	575	632,621
Muni Secs Trust Ctfs Ser 2006-7008 Cl B RIBs+	5.589%	5/1/2014	Aa3	5,000	5,206,500
New Haven CT Unrefunded Bal(12)	5.00%	2/1/2017	AAA	1,475	1,553,721

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
New Haven CT Unrefunded Bal Ser A(2)	5.00%	11/1/2021	AAA	$970	$1,004,998
New Haven CT Unrefunded Bal Ser B(7)	5.00%	11/1/2019	AAA	560	584,360
New Haven CT Unrefunded Bal Ser C(12)	5.00%	11/1/2021	AAA	1,660	1,722,698
Puerto Rico Comwlth Bal Pub Impt	Zero Coupon	7/1/2018	BBB	2,035	1,143,121
Puerto Rico Comwlth Unrefunded Bal Pub Impt(8)	5.125%	7/1/2030	AAA	945	971,961
Redding CT	6.60%	4/15/2010	Aa1	100	109,679
Waterbury CT Ser A(8)	5.00%	4/1/2019	AAA	1,250	1,292,050
Waterbury CT Ser A(8)	5.125%	4/1/2022	AAA	2,250	2,336,377
Total					19,913,345

Healthcare 9.93%
CT St Dev Auth Rev Duncaster Inc Pj(13)	5.125%	8/1/2022	AA	235	241,794
CT St Hlth & Edl Eastern CT Hlth Network C(13)	5.125%	7/1/2030	AA	500	505,195
CT St Hlth & Edl Facs Auth Rev Bridgeport Hosp Ser A(12)	6.625%	7/1/2018	AAA	1,250	1,251,762
CT St Hlth & Edl Facs Auth Rev Bristol Hosp Ser B(13)	5.50%	7/1/2021	AA	1,000	1,066,130
CT St Hlth & Edl Facs Auth Rev Catholic Hlth East Ser F(12)	5.625%	11/15/2020	AAA	325	343,323
CT St Hlth & Edl Facs Auth Rev Child Care Fac Pg Ser C(2)	5.625%	7/1/2029	AAA	1,000	1,059,000
CT St Hlth & Edl Facs Auth Rev CT College Ser E(12)	5.00%	7/1/2032	AAA	1,050	1,078,004
CT St Hlth & Edl Facs Auth Rev Griffin Hosp Ser B(13)	5.00%	7/1/2023	Aa3	500	508,320
CT St Hlth & Edl Facs Auth Rev Kent Sch Ser D(12)	4.375%	7/1/2023	Aaa	500	483,400
CT St Hlth & Edl Facs Auth Rev St Francis Hosp & Med(13)	5.00%	7/1/2022	AA	1,000	1,021,260
CT St Hlth & Edl Facs Auth
Rev Waterbury Hosp Issue Ser C(13)	5.75%	7/1/2029	AA	650	680,381
CT St Hlth & Edl Facs Auth Rev William W Backus Hosp Ser G(8)	5.00%	7/1/2035	AAA	1,000	1,020,310
Total					9,258,879

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing 4.24%
CT St Hsg Fin Auth Hsg Mtg Fin Pg Sub Ser A-1 AMT	4.875%	11/15/2036	AAA	$2,000	$1,949,160
CT St Hsg Fin Auth Mtg Fin Sub Ser D-2 AMT	4.85%	11/15/2036	AAA	1,500	1,478,790
CT St Hsg Fin Auth Spl Oblig Grp Home Mtg(2)	5.85%	6/15/2030	AAA	500	523,285
Total					3,951,235

Industrial 1.23%
Childrens Tr Fd Puerto Rico Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	635	649,618
CT St Dev Auth Govt Lease Rev(12)	6.60%	6/15/2014	AAA	500	500,620
Total					1,150,238

Miscellaneous 1.09%
Puerto Rico Pub Bldgs Auth Rev Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2036	BBB	1,000	1,020,560

Power 7.11%
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(12)	5.00%	7/1/2032	AAA	1,500	1,529,205
Puerto Rico Elec Pwr Auth Rev Ser II(8)	5.125%	7/1/2026	AAA	2,925	3,035,302
Puerto Rico Elec Pwr Auth Rev Ser II	5.25%	7/1/2031	A3	1,000	1,020,490
Puerto Rico Elec Pwr Auth Ser HH(8)	5.25%	7/1/2029	AAA	1,000	1,051,900
Total					6,636,897

Pre-Refunded 27.95%
Bridgeport CT Ser C(7)	5.00%	8/15/2020	AAA	500	524,050
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I(12)	5.25%	7/1/2019	AAA	600	628,140
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I(12)	5.50%	7/1/2029	AAA	1,235	1,301,542
CT St Hlth & Edl Facs Auth Rev Loomis Chaffee Sch Ser D	5.25%	7/1/2031	A2	2,750	2,926,550
CT St Hlth & Edl Facs Auth Rev Miss Porters Sch Ser A	5.75%	7/1/2029	A+	3,200	3,390,144
CT St Ser A	5.625%	4/15/2020	Aa3	1,000	1,066,410

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
CT St Ser A	6.00%	4/15/2015	AA	$1,000	$1,079,430
CT St Ser B	5.60%	6/15/2020	Aa3	250	264,820
CT St Ser D	5.125%	11/15/2018	Aa3	1,500	1,580,595
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.938%	10/1/2040	Aaa	1,000	1,114,180
New Haven CT Ser A ETM(2)	5.00%	11/1/2021	AAA	30	30,965
New Haven CT Ser C ETM(12)	5.00%	11/1/2021	AAA	10	10,651
Puerto Rico Comwlth	6.00%	7/1/2026	AAA	1,000	1,036,430
Puerto Rico Comwlth Bal Pub Impt(8)	5.125%	7/1/2030	AAA	1,505	1,587,805
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,069,800
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	670	707,909
Puerto Rico Comwlth Pub Impt Ser A(7)	5.00%	7/1/2032	AAA	4,285	4,527,445
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	806,423
Stamford CT Parking Garage	5.25%	2/1/2023	AAA	155	166,286
Univ CT Rev Student Fee Ser A(7)	5.75%	11/15/2020	AAA	205	221,701
Univ CT Rev Student Fee Ser A	6.00%	11/15/2021	AA-	390	425,646
Univ CT Rev Student Fee Ser A(7)	6.00%	11/15/2025	AAA	500	545,700
Univ CT Ser A(7)	5.625%	3/1/2020	AAA	1,000	1,066,480
Total					26,079,102

Resource Recovery 1.37%
Naugatuck CT Incineration Facs Pj Ser A AMT COP(2)	5.00%	6/15/2022	Aaa	250	254,880
Stamford CT Wtr Pollutn Ctl Sys & Fac Rev Ser A	5.00%	11/15/2032	AA+	1,000	1,022,790
Total					1,277,670

Transportation 5.23%
CT St Spl Tax Oblig Rev PA 1039 R-A RIBs RITES(8)	6.558%	1/1/2010	AAA	500	573,650
CT St Spl Tax Oblig Rev PA 1039 R-B RIBs RITES(8)	6.558%	1/1/2010	AAA	785	888,573
CT St Spl Tax Oblig Rev PA 1039 R-C RIBs(8)	5.808%	7/1/2017	AAA	2,250	2,395,485

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D(8)	5.00%	7/1/2032	AAA	$1,000	$1,017,580
Total					4,875,288

Water/Sewer 4.46%
CT St Dev Auth Wtr Fac Rev Bridgeport AMT TCRS(2)	6.15%	4/1/2035	AAA	500	516,800
South Central CT Regl Wtr Auth Sys Rev 16th Ser(2)	5.375%	8/1/2025	AAA	1,000	1,055,020
South Central CT Regl Wtr Auth Sys Rev 16th Ser(2)	5.375%	8/1/2030	AAA	1,000	1,055,400
South Central CT Regl Wtr Auth Sys Rev 20th Ser(12)	5.00%	8/1/2035	AAA	1,500	1,535,100
Total					4,162,320
Total Municipal Bonds (cost $86,637,608)					89,604,184

				Shares
				(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus CT Municipal Cash Management (cost $835)				1	835
Total Investments in Securities 96.04% (cost $86,638,443)					89,605,019
Other Assets in Excess of Liabilities 3.96%					3,698,586
Net Assets 100.00%					$93,303,605

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

HAWAII TAX-FREE FUND June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 98.81%

Education 9.67%
HI St Dept Bdgt & Fin Spl Purp Rev Chaminade Univ Honolulu(13)	4.75%	1/1/2036	AA	$1,505	$1,458,556
HI St Dept Bdgt & Fin Spl Purp Rev Mid Pacific Institute(13)	4.625%	1/1/2036	AA	500	474,190
HI St Dept Bdgt & Fin Spl Purp Rev Mid Pacific Institute(13)	5.00%	1/1/2026	AA	1,000	1,025,050
HI St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Pj(2)	5.65%	10/1/2016	AAA	1,000	1,009,510
HI St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Pj(2)	5.70%	10/1/2025	AAA	380	383,659
Univ HI Univ Sys Rev(7)	5.125%	7/15/2032	AAA	1,100	1,130,657
Univ HI Univ Sys Rev Ser A(7)	5.50%	7/15/2029	AAA	2,500	2,652,275
Total					8,133,897

General Obligation 28.85%
HI Cnty HI Ser A(8)	5.00%	7/15/2023	AAA	1,000	1,027,390
HI Cnty HI Ser A(12)	5.00%	7/15/2024	AAA	1,000	1,029,280
HI Cnty HI Ser A(12)	5.25%	7/15/2023	AAA	595	628,463
HI Cnty HI Ser A(7)	5.50%	7/15/2017	AAA	1,045	1,106,927
HI Cnty HI Ser A(7)	5.60%	5/1/2013	AAA	1,780	1,937,334
HI Cnty HI Ser A(8)	5.625%	5/15/2019	AAA	545	574,441
HI St Ser BZ	6.00%	10/1/2010	Aa2	500	538,980
HI St Ser BZ	6.00%	10/1/2012	Aa2	500	552,930
HI St Ser CA(7)	8.00%	1/1/2013	AAA	2,000	2,427,580
HI St Ser CZ(8)	5.25%	7/1/2018	AAA	1,000	1,051,280
HI St Ser DE(12)	5.00%	10/1/2024	AAA	1,000	1,029,860
HI St Ser DI(8)	5.00%	3/1/2025	AAA	1,000	1,031,620
HI St Unrefunded Bal Ser CP(7)	5.00%	10/1/2016	AAA	260	265,946
Honolulu HI City & Cnty Ser B(12)	5.00%	7/1/2018	AAA	1,000	1,046,400
Honolulu HI City & Cnty Ser D(12)	5.00%	7/1/2023	AAA	2,000	2,067,260
Honolulu HI City & Cnty Ser F(7)	5.00%	7/1/2029	AAA	1,000	1,025,460
Kauai Cnty HI Ser A(7)	5.00%	8/1/2028	AAA	1,000	1,026,370
Kauai Cnty HI Ser A(7)	5.00%	8/1/2029	AAA	1,000	1,025,630
Kauai Cnty HI Ser A(12)	5.50%	8/1/2021	AAA	1,630	1,715,917

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Maui Cnty HI(12)	5.00%	3/1/2025	AAA	$1,000	$1,028,950
Maui Cnty HI Ser A(12)	5.00%	3/1/2022	AAA	750	767,738
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.375%	7/1/2028	BBB	1,330	1,362,359
Total					24,268,115

Healthcare 0.18%
Puerto Rico Indl Tourist Edl Mutuo Oblig Grp Ser A(12)	6.25%	7/1/2024	AAA	150	151,667

Housing 2.25%
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B(6)	5.30%	7/1/2028	AAA	850	868,955
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B(6)	5.45%	7/1/2017	AAA	1,000	1,020,020
Total					1,888,975

Industrial 0.82%
Childrens Tr Fd Puerto Rico Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	675	690,538

Miscellaneous 7.50%
HI St Cap Dist Kapolei St Office Ser A COP(2)	5.00%	5/1/2018	AAA	475	489,407
HI St Cap Dist St Office COP(12)	5.50%	5/1/2020	AAA	500	522,685
Honolulu HI City & Cnty Wst Wtr Sys Rev Rols RR II R 570 RIBs(7)	5.909%	7/1/2035	Aaa	5,040	5,295,931
Total					6,308,023

Power 4.65%
HI St Dept Bdgt & Fin Spl Purp Rev Elec Co & Subsidiaries Ser A AMT(7)	4.80%	1/1/2025	AAA	1,000	979,590
Muni Secs Trust Ctfs Ser 2000 107 Class A(+)(8)	3.96%#	5/19/2009	AAA	1,550	1,550,000
Puerto Rico Elec Pwr Auth Rev Ser II(8)	5.125%	7/1/2026	AAA	1,330	1,380,154
Total					3,909,744

Pre-Refunded 26.84%
HI St Dept Bdgt & Fin Spl Purp Rev Kaiser Permanente Ser A ETM	5.15%	3/1/2015	AAA	1,250	1,291,913
HI St Dept Bdgt & Fin Spl Purp Rev The Queens Hlth Sys Ser B(12)	5.25%	7/1/2023	AAA	1,000	1,046,430

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
HI St Hwy Rev(8)	5.50%	7/1/2020	AAA	$1,100	$1,163,976
HI St Ser CP(7)	5.00%	10/1/2016	AAA	640	655,962
HI St Ser CT(8)	5.875%	9/1/2019	AAA	1,175	1,253,912
HI St Ser CU(12)	5.25%	10/1/2020	AAA	1,700	1,788,026
Honolulu HI City & Cnty Ser A(12)	5.00%	11/1/2015	AAA	405	411,646
Honolulu HI City & Cnty Ser A(8)	5.125%	9/1/2021	AAA	600	632,550
Honolulu HI City & Cnty Ser A(7)	5.50%	9/1/2016	AAA	1,000	1,029,583
Honolulu HI City & Cnty Ser B(7)	5.00%	11/1/2016	AAA	500	512,970
Honolulu HI City & Cnty Wtr ETM TCRS(7)	6.00%	12/1/2015	AAA	1,000	1,136,930
Kauai Cnty HI(7)	6.125%	8/1/2024	AAA	580	627,879
Kauai Cnty HI Pub Impt Ser B(12)	5.25%	8/1/2017	AAA	95	97,431
Kauai Cnty HI Ser A(12)	5.50%	8/1/2021	AAA	865	926,026
Maui Cnty HI Ser A(7)	6.10%	3/1/2020	AAA	500	541,245
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.938%	10/1/2040	Aaa	1,250	1,392,725
Puerto Rico Comwlth	6.00%	7/1/2026	AAA	1,000	1,036,430
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,069,800
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	1,000	1,096,240
Puerto Rico Comwlth Infra Fin Auth Spl Ser A ETM	5.375%	10/1/2024	AAA	300	317,241
Puerto Rico Comwlth Infra Fin Auth Spl Ser A ETM	5.50%	10/1/2032	AAA	200	211,896
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	500	528,290
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	670	714,388
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser B(2)	5.00%	7/1/2027	AAA	1,000	1,026,840
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2036	BBB	1,465	1,559,214
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.75%	8/1/2030	Aaa	500	505,680
Total					22,575,223

See Notes to Schedule of Investments.

3

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Special Tax 1.99%
Puerto Rico Comwlth Infra Fin Auth Spl Ref Ser C(2)	5.50%	7/1/2028	AAA		$1,500	$1,676,595

Transportation 9.64%
HI St Hbr Sys Rev Ser A AMT(d)(8)	5.00%	1/1/2031	AAA		2,000	2,008,980
HI St Hbr Sys Rev Ser A AMT(d)(8)	5.25%	1/1/2027	AAA		1,450	1,501,475
HI St Hwy Rev Ser A(8)	5.00%	7/1/2023	AAA		2,000	2,067,260
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES	7.032%	1/1/2010	AAA	(b)	1,000	1,192,480
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y(11)(12)	5.50%	7/1/2036	AAA		250	270,140
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	AAA		1,000	1,046,930
Puerto Rico Comwlth Hwy & Transn Auth Rev St Infrastr Bk	5.00%	7/1/2022	BBB		20	20,201
Total						8,107,466

Water/Sewer 6.42%
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev Ser B AMT(d)(12)	5.25%	7/1/2021	AAA		1,335	1,394,060
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev(8)	5.25%	7/1/2031	AAA		100	105,831
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev Ser A(7)	5.00%	7/1/2033	AAA		1,000	1,023,120
Honolulu HI City & Cnty Waste Sr Ser A(7)	5.00%	7/1/2024	AAA		2,785	2,874,510
Total						5,397,521
Total Investments in Municipal Bonds 98.81% (cost $81,083,148)						83,107,764
Cash and Other Assets in Excess of Liabilities 1.19%						996,722
Net Assets 100.00%						$84,104,486

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

MINNESOTA TAX-FREE FUND June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 97.31%

Education 14.84%
Bloomington MN Indpt Sch Dist Ser A(8)	5.125%	2/1/2024	Aaa	$1,000	$1,035,930
MN St Higher Edl Facs Auth Rev Augsburg Coll Ser 6-C	5.00%	5/1/2023	Baa2	250	251,267
MN St Higher Edl Facs Auth Rev Hamline Univ Ser 5-B	6.00%	10/1/2029	Baa1	500	520,020
MN St Higher Edl Facs Auth Rev St John Univ Ser 6-G	4.50%	10/1/2026	A2	650	623,265
MN St Higher Edl Facs Auth Rev Univ St Thomas Ser 6-I	5.00%	4/1/2023	A2	250	256,575
Moorhead MN Edl Facs Rev Concordia Coll Corp Pj A	5.00%	12/15/2022	A3	1,125	1,152,191
Pequot Lakes MN Indpt Sch Dist No 186(7)	5.25%	2/1/2022	AAA	1,550	1,624,540
Prior Lake MN Indpt Sch Dist No 719 Ser A(7)	5.25%	2/1/2023	Aaa	1,470	1,538,473
Total					7,002,261

Electric Power 2.12%
MN St Muni Pwr Agy Elec Rev	5.00%	10/1/2035	A3	1,000	998,400

General Obligation 5.18%
Lake Superior MN Indpt Sch Dist No 381 Ser A(8)	5.00%	4/1/2023	Aaa	500	516,410
Minneapolis MN Ser E	5.00%	3/1/2026	AAA	500	508,410
North St. Paul Maplewood MN Indpt Sch Dist No 622	5.125%	2/1/2025	AAA	400	402,340
North St. Paul Maplewood MN Indpt Sch Dist No 622 Ser A	5.125%	2/1/2020	AAA	100	100,759
Puerto Rico Comwlth Unrefunded Pub Impt(11)(12)	5.00%	7/1/2028	AAA	175	177,649
Ramsey Cnty MN St Aid Str Ser C	5.00%	2/1/2024	AAA	500	515,790
Todd Morrison Cass & Wadena MN Hlthcare Fac Lakewood	5.00%	12/1/2034	Baa2	225	224,989
Total					2,446,347

Healthcare 18.69%
Bemidji MN Hlthcare Fac North Country Hlth Svcs(13)	5.00%	9/1/2024	AA	500	507,905

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Bemidji MN Hlthcare Fac North County Health Svcs	5.00%	9/1/2024	A	$505	$512,201
Breckenridge MN Rev Catholic Hlth Initiatives A	5.00%	5/1/2030	AA	500	511,330
Duluth MN Econ Dev Benedictine Hlth Sys St Marys	5.25%	2/15/2028	A-	1,000	1,017,510
Duluth MN Econ Dev Benedictine Hlth Sys St Marys	5.25%	2/15/2033	A-	1,000	1,011,190
Hastings MN Hlthcare Fac Rev Regina Med Ctr(1)	5.30%	9/15/2028	A	400	400,788
Minneapolis MN Hlthcare Sys Rev(12)	5.00%	5/15/2021	AAA	250	258,940
MN Agric & Econ Dev Bd Rev Unrefunded Bal Hlthcare Sys A(12)	5.50%	11/15/2017	AAA	45	46,832
Rochester MN Hlthcare Fac Rev(11)(12)	5.50%	11/15/2027	AAA	500	517,920
Rochester MN Hlthcare Fac Rev RIBs	5.909%	11/15/2036	Aa2	2,500	2,609,050
St Paul MN Hsg & Redev Auth Franciscan Hlth Pj(5)(9)	5.30%	11/20/2022	AAA	50	51,661
Stillwater MN Hlthcare Rev Hlth Sys Oblig Grp	5.00%	6/1/2035	A-	1,000	1,002,090
Virginia MN Hsg & Redev Auth Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1	365	366,683
Total					8,814,100

Housing 20.49%
Crow Wing Cnty MN Hsg Ser A GTD(12)	4.90%	1/1/2034	Aaa	490	494,273
Dakota Cnty MN Hsg & Redev Auth Sing Fam Mtg Rev AMT(10)	5.85%	10/1/2030	AAA	67	68,077
Fairbault MN Hsg & Redev Auth Govt Trails Edge Apts Ser A	5.25%	2/1/2028	A3	300	303,948
Minneapolis MN Multi Fam Hsg Rev Mtg East Village South(5)(9)	6.10%	7/20/2020	Aaa	1,000	1,053,040
Minneapolis MN Multi Fam Rev Hsg East Phillips AMT(9)	5.25%	8/20/2044	Aaa	300	300,687
MN St Hsg Fin Agy Res Hsg Fin Ser B AMT	4.85%	7/1/2031	AA+	1,865	1,841,053
MN St Hsg Fin Agy Res Hsg Fin Ser F AMT	5.40%	7/1/2030	AA+	1,105	1,120,393
MN St Hsg Fin Agy Residential Hsg Fin G AMT	4.85%	7/1/2021	AA+	1,365	1,362,106

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MN St Hsg Fin Agy Sing Fam Mtg Ser D AMT	5.85%	7/1/2019	AA+	$60	$60,229
MN St Hsg Fin Agy Sing Fam Mtg Ser E	5.90%	7/1/2025	AA+	125	125,609
MN St Hsg Fin Agy Sing Fam Mtg Ser G AMT	6.25%	7/1/2026	AA+	25	25,337
Pine City MN Hlthcare & Hsg Mtg North Branch A(9)	4.50%	10/20/2016	Aaa	125	124,381
Pine City MN Hlthcare & Hsg Mtg North Branch A(9)	4.75%	10/20/2021	Aaa	325	325,819
Pine City MN Hlthcare & Hsg Mtg North Branch A(9)	4.80%	10/20/2026	Aaa	1,205	1,200,276
St Paul MN Hsg & Redev Auth Multi Fam Hsg Rev Selby AMT(5)(9)	5.50%	9/20/2044	Aaa	750	756,142
St Paul MN Port Auth Hsg Burlington Apt(9)	5.35%	5/1/2031	AAA	500	502,970
Total					9,664,340

Industrial 0.65%
Childrens Tr Fd Puerto Rico Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	300	306,906

Lease 2.98%
Olmsted Cnty MN Hsg & Redev	5.00%	2/1/2023	AAA	275	281,322
Rochester MN Indpt Sch Dist No 535 COP(8)	5.125%	2/1/2020	AAA	85	88,057
St Paul MN Port Auth Lease Rev Office Bldg	5.25%	12/1/2027	AA+	1,000	1,035,650
Total					1,405,029

Miscellaneous 2.85%
Bemidji MN Lease Rev MN St Bureau Crim Appreh(12)	5.80%	12/1/2021	Aaa	460	479,306
Douglas Cnty MN Hsg & Redev Governmental Hsg Ser A(12)	5.50%	1/1/2032	Aaa	560	596,188
MN St Retirement Sys Bldg Rev	6.00%	6/1/2030	AAA	250	267,705
Total					1,343,199

Power 5.60%
Chaska MN Elec Rev Ref Generating Facs Ser A	5.00%	10/1/2030	A3	500	505,120

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Puerto Rico Elec Pwr Auth Rev Ser DD(8)	4.50%	7/1/2019	AAA	$95	$95,516
Rochester MN Elec Util Rev TCRS(2)	5.25%	12/1/2030	AAA	1,000	1,035,260
Western MN Muni Pwr Agy Ser A(12)	5.00%	1/1/2026	Aaa	400	410,236
Western MN Muni Pwr Agy Pj Ser A(2)	5.50%	1/1/2016	Aaa	565	596,165
Total					2,642,297

Pre-Refunded 15.18%
Chaska MN Elec Rev Ser A	6.00%	10/1/2025	A3	250	269,693
Elk River MN Indpt Sch Dist No 728 Ser A(12)	5.50%	2/1/2021	Aaa	500	528,885
Medford MN Indpt Sch No 763 Ser A(8)	5.50%	2/1/2031	Aaa	500	529,095
Minneapolis MN Spl Sch Dist No 1 COP	5.75%	2/1/2015	AAA	100	102,971
Minneapolis MN Spl Sch Dist No 1 COP	5.75%	2/1/2017	AAA	1,120	1,153,275
MN Agric & Econ Dev Bd Rev Hlthcare Sys A(12)	5.50%	11/15/2017	AAA	175	182,432
MN St Higher Edl Facs Auth Rev Macalester Coll Ser 4-J	5.55%	3/1/2017	Aa3	260	262,774
MN St Higher Edl Facs Auth Rev Univ of St Thomas Ser 4-A1	5.625%	10/1/2016	A2	250	251,095
MN St Higher Edl Facs Auth Rev Univ of St Thomas Ser 4-M	5.35%	4/1/2017	A2	250	252,845
Morris MN Indpt Sch Dist No 769 Bldg(12)	5.00%	2/1/2028	AAA	1,000	1,041,400
Princeton MN Indpt Sch Dist No 477(8)	5.125%	2/1/2024	Aaa	1,000	1,007,870
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.375%	7/1/2036	AAA	100	107,641
Puerto Rico Comwlth Pub Impt(11)(12)	5.00%	7/1/2028	AAA	325	335,533
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.75%	8/1/2030	Aaa	500	505,680
Robbinsdale MN Hsg Dev Sr Hsg Pj Ser B(7)	5.75%	1/1/2023	Aaa	250	264,855
Scott Cnty MN Hsg & Redev Savage City Hamilton Apts Pj(2)	5.60%	2/1/2019	Aaa	80	83,920
University MN Ser A ETM	5.75%	7/1/2018	Aaa	250	283,423
Total					7,163,387

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Transportation 8.73%
Minneapolis & St Paul MN Met Commn Arpt Rev Sub Ser A(12)	5.00%	1/1/2023	AAA	$1,000	$1,025,020
Minneapolis & St. Paul MN Met Commn Arpt Rev Sub Ser C(7)	5.25%	1/1/2026	AAA	2,000	2,073,460
St Paul MN Port Auth Lease Rev Office Bldg at Robnert St 3-11	5.00%	12/1/2027	AA+	1,000	1,018,530
Total					4,117,010
Total Investments in Municipal Bonds 97.31% (cost $45,047,188)					45,903,276
Cash and Other Assets in Excess of Liabilities 2.69%					1,270,109
Net Assets 100.00%					$47,173,385

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

MISSOURI TAX-FREE FUND June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 99.18%

Education 12.45%
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2031	AA	$3,000	$3,045,720
Curators Univ MO Sys Facs Rev Ser B	3.95%#	11/1/2035	AA	250	250,000
Kansas Cnty MO Met Cmnty Colleges Bldg Corp Rev (7)	5.00%	7/1/2021	Aaa	1,000	1,028,850
MO St Hlth & Edl Fac Auth Ref Washington Univ Ser B	5.00%	3/1/2030	AAA	1,800	1,835,028
MO St Hlth & Edl Fac Auth Washington Univ Ser A	4.75%	11/15/2037	AAA	2,050	2,017,016
MO St Hlth & Edl Fac Auth Washington Univ Ser A	5.00%	2/15/2022	AAA	600	621,186
MO St Hlth & Edl Fac Auth Webster Univ(12)	5.25%	4/1/2021	Aaa	2,000	2,085,720
MO St Hlth & Edl Facs Auth Rev Edl Facs Washington Univ	5.00%	2/15/2033	AAA	6,995	7,124,617
University MO Univ Rev Ref Sys Facs Ser B(11)(12)	5.00%	11/1/2027	AAA	1,500	1,531,485
Total					19,539,622

General Obligation 10.26%
Franklin Cnty MO Reorg Sch Dist No R-XV	6.00%	3/1/2020	AA+	390	416,785
Hazelwood MO Sch Dist Impt MO Direct Dep Pg	5.25%	3/1/2020	AA+	630	669,514
Jackson Cnty MO Reorg Sch Dist No 7 Lee’s Summit Sch Bldg(12)	5.00%	3/1/2016	Aaa	525	554,605
Jackson Cnty MO Reorg Sch Dist No 7 Lee’s Summit Sch Bldg(12)	5.25%	3/1/2022	Aaa	1,000	1,061,360
Platte Cnty MO Sch Dist Park Hill(8)	5.25%	3/1/2018	Aaa	1,000	1,071,900
Puerto Rico Comwlth Pub Impt Ser A(11)(12)	5.50%	7/1/2029	AAA	1,000	1,119,240
Puerto Rico Comwlth Pub Impt Ser B(7)	5.50%	7/1/2011	AAA	3,985	4,265,783
St Louis Cnty MO Pkwy Sch Ser A	5.00%	3/1/2024	AA+	3,320	3,445,861
St Louis Cnty MO Sch Dist No R 8 Lindbergh(12)	Zero Coupon	3/1/2018	AAA	2,080	1,227,138
St Louis MO Bd Ed MO Direct Dep Pg Ser A(12)	5.00%	4/1/2025	AAA	1,000	1,031,040
University City MO Sch Dist(12)	10.00%	2/15/2008	AAA	1,175	1,240,259
Total					16,103,485

See Notes to Schedule of Investments.

1

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Healthcare 9.87%
Cape Girardeau Cnty MO Ind Dev Auth Hlthcare Facs Rev	5.75%	6/1/2032	A-	(c)	$1,600	$1,645,776
Hannibal MO Indl Dev Auth Hlth Facs Rev	5.00%	3/1/2022	BBB+		835	838,123
Joplin MO Indl Dev Auth Hlthfacs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+		2,500	2,623,350
MO St Hlth & Edl Facs Auth BJC Hlth(2)	5.25%	5/15/2032	AA		5,000	5,109,350
MO St Hlth & Edl Facs Auth Hlth Facs Rev Cox Hlth Sys(2)	4.05%#	6/1/2022	AAA		500	500,000
MO St Hlth & Edl Facs Auth Rev PA 1049 RIBs RITES(2)	8.388%	6/1/2010	AAA	(b)	855	1,033,866
MO St Hlth & Edl Facs Auth Rev Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-	(c)	3,680	3,741,750
Total						15,492,215

Housing 9.71%
MO St Hsg Dev Comnty Rev Multi Fam Hsg Ashley Pk-2 AMT(5)	4.75%	7/1/2026	AA		1,000	981,010
MO St Hsg Dev Comnty Rev Multi Fam Hsg Ashley Pk-2 AMT(5)	4.75%	7/1/2030	AA		1,000	972,090
MO St Hsg Dev Comnty Rev Multi Fam Hsg Ashley Pk-2 AMT(5)	4.875%	7/1/2037	AA		1,500	1,470,600
MO St Hsg Dev Comnty Rev Multi Fam Hsg Meadow Ridge-1 AMT(5)	4.75%	7/1/2025	AA		605	590,940
MO St Hsg Dev Comnty Rev Multi Fam Hsg Meadow Ridge-1 AMT(5)	4.875%	7/1/2030	AA		530	512,176
MO St Hsg Dev Comnty Rev Multi Fam Hsg Meadow Ridge-1 AMT(5)	5.00%	7/1/2037	AA		900	877,842
MO St Hsg Dev Comnty Rev Multi Fam Hsg Met Vlg-5 AMT(5)	4.75%	7/1/2021	AA		615	608,499
MO St Dev Fin Bd Rev Multi Fam Rev Ref Hsg Quality Hill Pj Ser A(13)	5.60%	9/15/2028	AA		2,115	2,136,319
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg A AMT(10)	4.75%	9/1/2026	AAA		1,200	1,168,044
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg B AMT(10)	4.70%	9/1/2026	AAA		2,000	1,946,520
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg B AMT(10)	4.80%	9/1/2031	AAA		2,000	1,951,360

See notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg A-1 AMT(10)	5.90%	9/1/2035	AAA	$980	$1,031,029
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg Rev AMT(10)	5.375%	9/1/2022	AAA	760	767,874
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1 AMT(10)	Zero Coupon	3/1/2029	AAA	785	227,642
Total					15,241,945

Industrial 0.72%
Childrens Tr Fd Puerto Rico Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	1,100	1,125,322

Lease 8.69%
Cape Girardeau Cnty MO Bldg Corp Reorg Sch Dist R-02 Jackson R-II HS Pj(12)	5.25%	3/1/2026	AAA	1,000	1,049,350
Gladstone MO Ser A COP(2)	5.35%	6/15/2016	Aaa	1,095	1,146,356
Grandview MO COP(7)	5.00%	1/1/2027	Aaa	1,700	1,742,534
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj	5.00%	12/1/2029	Aa3	1,500	1,519,440
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj Ser A(12)	5.00%	12/1/2016	Aaa	1,705	1,807,130
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj Ser A(12)	5.00%	12/1/2018	Aaa	1,385	1,438,461
Kansas City MO Sch Dist Bldg Ref Elem Sch Pj Ser B(7)	5.00%	2/1/2012	Aaa	1,090	1,144,467
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-	530	490,213
MO St Dev Fin Bd Infrastr Facs Rev Branson Landing Pj Ser A	5.00%	6/1/2035	BBB+	220	213,767
MO St Regl Convtn & Sports Complex Auth Ref Convtn(2)	5.25%	8/15/2016	AAA	2,405	2,566,303
St Francois Cnty MO COP(7)	5.00%	2/1/2025	AAA	500	515,805
Total					13,633,826

Miscellaneous 6.97%
Kansas City MO Muni Assistance Corp Rev Leasehold Ser 2001A(2)	5.00%	3/1/2019	AAA	1,500	1,550,940
Kansas City MO Muni Assistance Corp Rev Ser A	5.125%	3/1/2019	A2	1,100	1,133,682
MO St Dev Fin Bd Infrastr Facs Rev Crackerneck Creek Pj Ser C	5.00%	3/1/2028	A+	1,000	994,700

See notes to Schedule of Investments.

3

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
MO St Dev Fin Bd Infrastr Fac Rev Hartman Hrtge Ctr Ser A(2)	5.875%	4/1/2020	Aaa		$1,000	$1,049,390
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB		2,500	2,545,650
Puerto Rico Pub Bldgs Auth Rev Ref Govt Facs Ser C GTD	5.75%	7/1/2018	BBB		1,000	1,089,630
St Louis MO Ind Dev Auth Rev Convtn Ctr Hotel(2)	Zero Coupon	7/15/2020	AAA		2,000	1,022,680
St Louis MO Muni Fin Corp Lease Carnahan Courthouse Ser A(7)	5.125%	2/15/2027	Aaa		1,500	1,545,195
Total						10,931,867

Power 4.58%
MO Jnt Muni Elec Util Comnty Pwr Pj Rev 1382R RIBs RITES(12)	5.818%	1/1/2034	AAA	(c)	3,500	3,621,660
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	A3		1,500	1,518,870
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR(14)	5.00%	7/1/2025	AAA		2,000	2,055,360
Total						7,195,890

Pre-Refunded 19.70%
Belton MO Sch Dist No 124 MO Direct Deposit Pg(8)	6.00%	3/1/2020	AAA		1,770	1,894,679
Boone Cnty MO Reorg Sch Dist No R-6	6.00%	3/1/2020	AA+		500	532,765
Bowling Green MO Sch Dist R-I Bldg Corp Leasehold Rev(12)	5.85%	3/1/2020	Aaa		1,000	1,065,380
Mehlville MO Sch Dist No R9 MO Cap Impt Pj COP(8)	5.25%	9/1/2013	AAA		1,000	1,066,970
MO Dev Fin Bd Cultural Facs Rev Nelson Gallery Fndtn Ser A(12)	5.00%	12/1/2030	AAA		3,300	3,363,954
MO Sch Bds Assoc Lease Partn NIXA Reorg Sch Dist R-2(13)	5.40%	3/1/2020	AA		850	882,011
MO St Bonne Terre Prison Pj
Ser A COP(2)	5.15%	6/1/2018	AAA		1,015	1,049,743
MO St Hlth & Edl Fac Auth Washington Univ Ser A	6.00%	3/1/2030	Aaa		850	915,748
MO St Hlth & Edl Facs Auth Rev(2)	5.25%	6/1/2028	AAA		5,000	5,328,250
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.938%	10/1/2040	Aaa		3,050	3,398,249

See notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	$1,210	$1,276,574
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser A ETM	5.50%	10/1/2040	AAA	2,700	2,854,143
Springfield MO Sch Dist No R12 MO Direct Deposit Pg	5.85%	3/1/2020	AA+	500	530,245
St Louis MO Muni Fin Corp Rev City Justice Ctr Ser A(2)	6.00%	2/15/2020	Aaa	760	819,546
St Louis MO Pub Safety(7)	5.125%	2/15/2018	AAA	270	279,663
St. Louis Cnty MO Pattonville No R-3 Sch Dist(7)	6.00%	3/1/2019	AAA	845	911,856
St. Louis MO Arpt Rev Arpt Dev Pg Ser A(12)	5.25%	7/1/2031	AAA	2,000	2,116,620
St. Louis MO Pkg Fac Rev ETM(12)	5.375%	12/15/2021	AAA	10	10,265
St. Louis MO Sch Dist(7)	6.00%	4/1/2012	AAA	575	578,554
University MO Univ Rev Sys Facs	5.80%	11/1/2027	AA	1,975	2,045,073
Total					30,920,288

Resource Recovery 2.40%
MO St Dev Fin Bd Solid Waste Disp Rev P & G Paper Prods Pj AMT	5.20%	3/15/2029	AA-	1,130	1,195,212
MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,085	1,086,823
MO St Envr Impt & Enrg Unrefunded Bal St Revolving D	5.625%	7/1/2016	Aaa	220	222,550
MO St Envr Impt & Enrg Unrefunded Bal St Revolving E	5.90%	1/1/2019	Aaa	240	242,642
St Louis MO Ind Dev Auth Anheuser-Busch Pj AMT	5.875%	11/1/2026	A+	1,005	1,019,663
Total					3,766,890

Special Tax 0.52%
Riverside-Quindaro Bend Levee Dist MO Impt Rev Ref L 385 Pj(d)(13)	5.00%	3/1/2017	AA	795	819,470

Transportation 8.74%
Bi State Dev Agy MO Met Dist Rev Metrolink Cross Cnty Pj B(8)	5.00%	10/1/2032	AAA	3,500	3,561,390
MO St Hwy & Trans Commn St Rd Rev Ser A	5.00%	2/1/2022	AAA	1,970	2,032,666
MO St Hwy & Trans Commn St Rd Rev Ser A	5.25%	2/1/2020	AAA	1,830	1,917,602

See notes to Schedule of Investments.

5

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	BBB+		$500	$523,465
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES	7.032%	1/1/2010	AAA	(b)	2,500	2,981,200
St. Louis MO Arpt Rev Arpt Dev Pg Ser A(12)	5.125%	7/1/2022	AAA		2,000	2,065,180
St. Louis MO Arpt Rev Lambert Int’l Ser B AMT(7)	5.25%	7/1/2027	AAA		625	634,181
Total						13,715,684

Water/Sewer 4.57%
Metropolitan St Louis MO Swr Dist Wastewtr Sys Rev Ser A(12)	5.00%	5/1/2034	AAA		4,000	4,085,360
St. Charles Cnty MO Pub Wtr Supply Dist No 2 COP(12)	5.125%	12/1/2027	Aaa		3,000	3,090,360
Total						7,175,720
Total Investments in Municipal Bonds 99.18% (cost $152,223,587)						155,662,224
Other Assets in Excess of Liabilities 0.82%						1,283,715
Net Assets 100.00%						$156,945,939

See notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

NEW JERSEY TAX-FREE FUND June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 98.57%

Education 12.65%
Higher Ed Stud Assist Auth NJ Student Loan Rev Ser A AMT(12)	6.15%	6/1/2019	AAA	$575	$580,514
NJ Econ Dev Auth Sch Facs Constr Ser 0	5.25%	3/1/2025	AA-	1,085	1,136,386
NJ Econ Dev Auth Sch Facs Constr Ser P	5.25%	9/1/2024	AA-	1,625	1,706,802
NJ Econ Dev Auth Sch Facs Constr Ser P	5.25%	9/1/2026	AA-	1,000	1,047,290
NJ St Edl Facs Auth Rev Kean Univ Ser D(7)	5.00%	7/1/2033	AAA	2,500	2,550,175
NJ St Edl Facs Auth Rev Princeton Theological Seminary	5.00%	7/1/2026	AAA	2,500	2,574,200
NJ St Edl Facs Auth Rev Ser I Rowan(7)	5.125%	7/1/2030	AAA	2,650	2,743,518
NJ St Edl Facs Auth Rev William Paterson Ser E(14)	5.00%	7/1/2027	AAA	2,500	2,566,250
Rutgers St Univ NJ COP(2)	5.00%	1/1/2024	AAA	800	822,616
Rutgers St Univ NJ Ser A	5.20%	5/1/2027	AA	750	772,343
Total					16,500,094

General Obligation 3.34%
Millburn Twp NJ Sch Dist	5.35%	7/15/2018	Aa1	1,050	1,158,896
Millburn Twp NJ Sch Dist	5.35%	7/15/2019	Aa1	250	277,818
Montville Twp NJ Fire Dist No 23	5.25%	7/15/2016	A2	410	433,300
Pohatcong Twp NJ Sch Dist(8)	5.25%	7/15/2026	AAA	1,335	1,481,409
Puerto Rico Comwlth Pub Impt CR(8)	4.50%	7/1/2023	AAA	1,000	1,001,080
Total					4,352,503

Healthcare 11.29%
Camden Cnty NJ Impt Auth Hlthcare Redev Rev Cooper Health Sys Oblig Grp A	5.00%	2/15/2035	BBB	500	490,275
NJ Econ Dev Auth Rev Masonic Charity Fndtn Pj	6.00%	6/1/2025	A+	1,000	1,082,290
NJ Hlthcare Fac Fin Auth Rev Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A2	4,000	4,228,360
NJ Hlthcare Fac Fin Auth Rev Spectrum For Living Ser B(5)	6.50%	2/1/2022	AAA	720	721,145
NJ Hlthcare Facs Fin Auth Rev Holy Name Hosp	5.00%	7/1/2036	BBB	700	688,247

See Notes to Schedule of Investments.

1

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
NJ Hlthcare Facs Fin Auth Rev Hunterdon Medical Ctr Ser A	5.25%	7/1/2025	A-		$600	$620,736
NJ Hlthcare Facs Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A	5.375%	7/1/2033	Baa1		2,000	2,034,320
NJ Hlthcare Facs Fin Auth Rev St Clare’s Hosp Ser A(13)	4.75%	7/1/2025	AA		1,100	1,083,764
NJ Hlthcare Facs Greystone Pk Psychiatric Hosp(2)	5.00%	9/15/2027	AAA		1,200	1,231,944
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA		1,000	1,090,480
Puerto Rico Indl Tourist Edl Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA		415	453,420
Puerto Rico Indl Tourist Edl Mutuo Oblig Grp Ser A(12)	6.25%	7/1/2024	AAA		1,000	1,011,110
Total						14,736,091

Housing 0.08%
Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A AMT(9)	6.50%	3/1/2025	AAA	(b)	100	100,552

Industrial 7.67%
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BBB-		750	756,150
NJ Econ Dev Auth Wtr Facs Rev American Wtr Co Inc Ser B AMT(7)	5.375%	5/1/2032	AAA		5,000	5,130,450
NJ Econ Dev Auth Middlesex Wtr Co Pj AMT(12)	5.35%	2/1/2038	AAA		2,500	2,549,450
NJ Econ Dev Auth Dev Rev Ref Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3		675	789,392
Tob Settlment Fin Corp NJ Asset Bkd	5.75%	6/1/2032	BBB		745	776,305
Total						10,001,747

Lease 2.34%
Morris-Union Jointure Commn NJ COP(13)	5.00%	5/1/2027	AA		1,000	1,012,020
Rutgers St Univ NJ COP(2)	5.00%	1/1/2038	AAA		2,000	2,037,480
Total						3,049,500

Miscellaneous 5.10%
Hudson Cnty NJ Impt Auth Hudson Regl Fire/Rescue Ser A(2)	5.625%	9/1/2019	Aaa		100	105,493

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Middlesex Cnty NJ Impt Auth Cnty Open Space Tr Fd GTD	5.25%	9/15/2022	AAA	$1,910	$2,017,476
Monmouth Cnty NJ Impt Auth Rev Unrefunded Bal Govtl Ln(12)	6.40%	12/1/2009	AAA	195	197,112
NJ Econ Dev Auth Rev Motor Vehicle Surcharge Rev Ser A(12)	5.00%	7/1/2034	AAA	485	496,213
NJ Econ Dev Auth Rev Muni Rehab(2)	5.00%	4/1/2028	AAA	1,130	1,151,255
NJ Sports & Exposition Auth St Contract Ser A(2)	5.00%	3/1/2026	AAA	1,000	1,030,050
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	1,250	1,272,825
Rahway NJ COP(12)	5.625%	2/15/2020	Aaa	365	385,623
Total					6,656,047

Power 4.45%
Brick Twp NJ Muni Util Auth(7)	5.00%	12/1/2025	Aaa	2,000	2,065,120
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(12)	5.00%	7/1/2032	AAA	2,000	2,038,940
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	A3	1,000	1,012,580
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR(14)	5.00%	7/1/2025	AAA	675	693,684
Total					5,810,324

Pre-Refunded 30.26%
Carteret NJ Bd Ed COP(12)	5.75%	1/15/2030	Aaa	80	84,957
Carteret NJ Bd Ed COP(12)	6.00%	1/15/2024	Aaa	430	462,044
Casino Reinvestment Dev Auth NJ Parking Fee Rev Ser A(8)	5.25%	10/1/2015	AAA	100	101,838
Chatham Dist NJ Bd Ed(12)	5.00%	1/15/2019	Aaa	1,020	1,063,972
Chatham Dist NJ Bd Ed(12)	5.125%	1/15/2024	Aaa	595	623,703
Chatham Dist NJ Bd Ed(12)	5.25%	1/15/2026	Aaa	1,500	1,580,070
LaFayette Yard NJ Cmnty Dev GTD(12)	5.625%	4/1/2021	Aaa	200	213,532
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.938%	10/1/2040	Aaa	1,000	1,114,180
NJ Bldg Auth St Bldg Rev	5.375%	6/15/2019	AA-	450	468,396
NJ Envr Infrast TR Ser A Ser 2000 A	5.25%	9/1/2020	AAA	2,000	2,118,740
NJ St Edl Facs Auth Rev Princeton Univ Ser B	5.125%	7/1/2019	AAA	355	367,247

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
NJ St Edl Facs Auth Rev Princeton Univ Ser H	5.25%	7/1/2017	AAA	$700	$734,307
NJ St Edl Facs Auth Rev Princeton Univ Ser H	5.25%	7/1/2022	AAA	2,560	2,685,466
NJ St Edl Facs Auth Rev Princeton Univ Ser H	5.25%	7/1/2026	AAA	2,350	2,465,174
NJ St Edl Facs Auth Rev Princeton Univ Ser H	5.375%	7/1/2024	AAA	2,550	2,686,629
NJ St Hwy Auth Garden St Pkwy Gen Rev Ref Sr Pkwy(7)	5.75%	1/1/2015	AAA	200	213,630
NJ St Tpk Auth Rev Ser A	5.50%	1/1/2027	A	3,000	3,149,040
NJ St Tpk Auth Rev Ser A(12)	5.50%	1/1/2030	AAA	1,500	1,577,010
NJ St Transn Tr Fd Auth Transn Sys Ser B	6.00%	6/15/2019	AAA	6,500	6,991,595
NJ St Transn Tr Fd AuthTransn Sys Ser D(8)	5.00%	6/15/2016	AAA	2,300	2,439,449
North Bergen Twp NJ Bd Ed COP(8)	6.125%	12/15/2022	Aaa	1,185	1,301,011
Ocean Cnty NJ Gen Impt	5.125%	9/1/2020	Aa1	1,800	1,898,316
Pohatcong Twp NJ Sch Dist(8)	5.95%	7/15/2023	AAA	650	663,345
Pohatcong Twp NJ Sch Dist(8)	5.95%	7/15/2026	AAA	250	255,132
Puerto Rico Comwlth Bal Pub Impt Ser A	5.125%	7/1/2031	AAA	620	654,112
South Brunswick Twp NJ(7)	5.625%	12/1/2023	AAA	45	47,464
Summit NJ	5.70%	6/1/2020	AAA	325	340,987
Trenton NJ Pkg Auth Pkg Rev GTD(7)	6.00%	4/1/2017	Aaa	1,000	1,071,930
Washington Twp NJ Bd Ed Mercer Cnty(7)	5.00%	1/1/2027	Aaa	2,000	2,099,640
Total					39,472,916

Toll Roads 1.58%
NJ St Tpk Auth Rev ROLS RR II R 323 RIBs(2)	5.909%	1/1/2035	Aaa	2,000	2,061,240

Transportation 18.87%
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser B(8)	5.10%	1/1/2021	AAA	1,435	1,501,986
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser B(8)	5.20%	1/1/2025	AAA	1,700	1,778,285
Delaware River Port Auth PA & NJ Rev(7)	5.50%	1/1/2026	AAA	1,000	1,018,650

See Notes to Schedule of Investments.

4

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)		Value
Muni Secs Trust Ctfs Ser 2006-7009 TR Ctf Cl B RIBs+(12)	6.359%	11/1/2018	Aaa		$5,000		$5,816,400
Port Auth NY & NJ(8)	5.00%	4/15/2032	AAA		4,725		4,850,165
Port Auth NY & NJ Cons 109th Ser	5.375%	1/15/2032	AA-		500		508,795
Port Auth NY & NJ Cons 119th Ser AMT(7)	5.50%	9/15/2019	AAA		150		151,871
Port Auth NY & NJ Cons 125th Ser(8)	5.00%	10/15/2027	AAA		5,000		5,187,500
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	BBB+		500		523,465
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES	7.032%	1/1/2010	AAA	(b)	2,750		3,279,320
Total							24,616,437

Water/Sewer 0.94%
North Hudson Swr Auth NJ Rev Ser C(12)	5.00%	8/1/2022	Aaa		1,025		1,050,768
Ocean Twp NJ Swr Auth Ser B(7)	5.25%	12/1/2011	Aaa		170		180,651
Total							1,231,419
Total Municipal Bonds (cost $123,062,029)							128,588,870

					Shares
					(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund 0.00%
Dreyfus NJ Municipal Cash Management (cost $209)					—	(a)	209
Total Investments in Securities 98.57% (cost $123,062,238)							128,589,079
Other Assets in Excess of Liabilities 1.43%							1,864,172
Net Assets 100.00%							$130,453,251

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

NEW YORK TAX-FREE FUND June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 98.05%

Education 8.12%
Albany Cnty NY Indl Dev Agy Albany College of Pharmacy A	5.625%	12/1/2034	BBB-	$700	$726,761
Cattaraugus Cnty NY Indl Dev Agy Civic Fac Rev St Bonaventure Univ Pj A	5.00%	5/1/2023	BBB-	500	493,805
Cattaraugus Cnty NY Indl Dev Agy Civic Fac Rev St Bonaventure Univ Pj A	5.10%	5/1/2031	BBB-	500	490,985
Hempstead Twn NY Ind Dev Agy Civic Fac Rev Hofstra Univ Pj(12)	5.80%	7/1/2015	AAA	750	766,260
NY New York City Indl Dev Agy Civic Fac Rev NY Institute of Tech Pj(12)	5.25%	3/1/2023	AAA	100	105,440
NY St Dorm Auth Lease Rev Cap Apprec Court Fac	Zero Coupon	8/1/2021	AA+	3,265	1,633,218
NY St Dorm Auth Rev 4201 Schools Pg	6.25%	7/1/2020	AA-	1,685	1,831,949
NY St Dorm Auth Rev Colgate Univ(12)	6.00%	7/1/2016	AAA	1,000	1,132,490
NY St Dorm Auth Rev New York Univ Ser A(2)	5.75%	7/1/2015	AAA	2,000	2,231,620
NY St Dorm Auth Rev Pratt Institute(13)	6.00%	7/1/2024	AA	1,000	1,070,310
NY St Dorm Auth Rev Pratt Institute(13)	6.00%	7/1/2028	AA	2,000	2,138,280
NY St Dorm Auth Rev Spl Act Sch Dist Pj(12)	6.00%	7/1/2016	AAA	1,400	1,415,498
NY St Dorm Auth Revs New York Univ A(7)	5.00%	7/1/2034	AAA	3,125	3,199,344
Rensselaer Cnty NY Indl Dev Polytech Inst Ser B TCRS(2)	5.50%	8/1/2022	AAA	200	209,228
Schenectady NY Indl Dev Agy Civic Fac Rev Union College(2)	5.625%	7/1/2031	Aaa	1,500	1,630,260
St Lawrence Cnty NY Indl Civic Fac Rev Clarkson Univ Pj	5.125%	7/1/2021	A3	250	256,002
Total					19,331,450

General Obligation 10.88%
Erie Cnty NY Indl Dev Agy Sch Fac Rev City of Buffalo Pj(8)	5.75%	5/1/2023	AAA	1,250	1,339,037
New York NY Ref Ser B	5.75%	8/1/2016	AA-	1,000	1,080,030
New York NY Ser G	5.00%	8/1/2023	AA-	5,000	5,114,350
New York NY Sub Ser C-1	5.25%	8/15/2026	AA-	2,500	2,598,525

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
New York NY Unrefunded Bal C(8)	5.75%	3/15/2027	AAA	$1,305	$1,400,904
New York NY Bal Ser C	5.625%	3/15/2020	AAA	155	164,698
New York NY Ser E	5.25%	8/1/2014	AA-	1,000	1,059,850
New York NY Ser E Sub Ser E-4	3.96%#	8/1/2034	Aa1	1,900	1,900,000
New York NY Ser J	5.50%	6/1/2022	AA-	5,095	5,384,906
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	BBB	2,000	2,088,720
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2033	BBB	500	498,525
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2024	BBB	1,500	1,536,075
Puerto Rico Comwlth Pub Unrefunded Bal Impt Ser A	5.375%	7/1/2028	BBB	1,090	1,116,520
Puerto Rico Comwlth Unrefunded Pub Impt(11)(12)	5.00%	7/1/2028	AAA	605	614,160
Total					25,896,300

Healthcare 6.84%
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj(13)	5.625%	7/1/2024	AA	1,750	1,863,802
NY New York City Indl Dev Agy Rev Harbor House Pj A(9)	5.875%	5/20/2044	AA+	610	673,879
NY St Dorm Auth Rev Insd NY St Rehab Assn Ser A(2)	5.50%	7/1/2016	AAA	935	999,122
NY St Dorm Auth Rev Mental Hlth Svc Fac(11)(12)	6.00%	8/15/2012	AAA	1,460	1,610,964
NY St Dorm Auth Rev Mtg Nursing Home A(5)(12)	5.40%	2/1/2031	AAA	300	313,809
NY St Dorm Auth Rev Mtg Nursing Home A(5)(12)	5.50%	8/1/2030	AAA	1,000	1,051,210
NY St Dorm Auth Rev Mtg Nursing Home A(5)(12)	5.50%	8/1/2038	AAA	1,000	1,048,160
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A(2)	5.75%	7/1/2018	AAA	1,000	1,086,320
NY St Dorm Auth Revs Bishop Henry B Hucles Nursing	5.00%	7/1/2016	Aa1	400	417,580
NY St Dorm Auth Revs Bishop Henry B Hucles Nursing	5.00%	7/1/2017	Aa1	850	883,184
NY St Dorm Auth Revs Catholic Hlth Long Island Oblig Grp	5.00%	7/1/2027	Baa1	1,250	1,246,775
NY St Dorm Auth Revs Mental Hlth Svcs Facs Impt B(2)	5.00%	2/15/2018	AAA	4,855	5,065,173

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
NY St Dorm Auth Revs Unrefunded Mental Hlth Svcs B(12)	6.00%	2/15/2025	AAA	$15	$15,957
NY St Dorm Auth Revs Unrefunded Mental Hlth Svcs B(12)	6.00%	2/15/2030	AAA	15	15,931
Total					16,291,866

Housing 6.81%
NY New York City Hsg Dev Corp Multi Fam Rev Hsg Ser L AMT	4.85%	11/1/2025	AA	3,205	3,157,374
NY St Dorm Auth Revs Secd Unrefunded 05 Mental D(11)(12)	6.00%	8/15/2021	AAA	20	20,640
NY St Hsg Fin Agy Multi Fam Hsg Rev Division Street Ser A AMT	5.00%	2/15/2026	Aa1	650	647,712
NY St Mtg Agy Hmownr Ser 133 AMT(d)	4.95%	10/1/2021	Aa1	2,000	1,991,380
NY New York City Hsg Dev Corp Multi Fam Hsg Rev Ser A AMT	5.50%	11/1/2034	AA	1,500	1,528,260
NY New York City Hsg Dev Corp Multi Fam Hsg Rev Ser A-1(11)(12)	4.50%	11/1/2027	AAA	1,345	1,323,184
NY New York City Hsg Dev Corp Ser B-2 AMT	5.30%	5/1/2036	AA	2,000	2,033,120
NY New York City Hsg Dev Corp Multi Fam Ser D-1	4.95%	11/1/2036	AA	2,510	2,520,994
NY St Dorm Auth Revs Upstate Cmnty Colleges Ser B	5.25%	7/1/2021	AA-	1,000	1,050,530
NY St Mtg Agy Rev Hmownr Mtg Ser 70	5.40%	4/1/2022	Aa1	70	71,729
NY St Mtg Agy Rev Hmownr Mtg Ser 111 AMT(12)	4.55%	4/1/2023	AAA	250	243,692
NY St Mtg Agy Rev Hmownr Mtg Ser 130 AMT	4.80%	10/1/2037	Aa1	1,680	1,616,782
Total					16,205,397

Industrial 3.35%
Broome Cnty NY Indl Dev Agy Civic Fac Rev Univ Plaza Phase II Pj Ser B(1)	5.10%	8/1/2036	A	500	500,965
Liberty NY Dev Corp Rev ROLS RRII R585 RIBs	6.371%	10/1/2035	Aa3	3,000	3,392,070
NY Indl Dev Agy Pkg Fac Rev Royal Charter NY Presbyterian(8)	5.75%	12/15/2029	AAA	1,000	1,082,480
NY New York City Indl Dev Agy United Jewish Appeal Fed Pj A	5.00%	7/1/2027	Aa2	1,250	1,283,100

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	$1,750	$1,726,043
Total					7,984,658

Lease 1.94%
NY St Urban Dev Corp Rev St Fac	5.70%	4/1/2020	AA-	4,150	4,615,215

Miscellaneous 1.08%
Broome Cnty NY Indl Dev Agy Civic Fac Rev Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2030	A	750	758,835
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2036	A	1,000	1,009,140
NY New York City Tr Cultr Res Rev Museum of American Art(1)	6.00%	7/1/2022	A	500	535,620
Puerto Rico Pub Bldgs Auth Rev Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2027	BBB	265	270,311
Total					2,573,906

Power 4.86%
NY St Enrg Res & Dev Auth Gas Fac Rev Bklyn Ser B AMT RIBs	9.868%	7/1/2026	A+	4,000	4,266,640
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(12)	5.00%	7/1/2032	AAA	1,500	1,529,205
Puerto Rico Elec Pwr Auth Rev Ser II	5.25%	7/1/2031	A3	3,625	3,699,276
Puerto Rico Elec Pwr Auth Ser PP(7)	5.00%	7/1/2025	AAA	2,000	2,063,740
Total					11,558,861

Pre-Refunded 28.40%
Albany NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A(7)	6.375%	12/1/2017	AAA	650	707,122
Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev(8)	6.00%	7/1/2029	AAA	500	534,220
Metropolitan Transn Auth NY Commuter Fac Rev Ser A(7)	6.00%	7/1/2016	AAA	2,000	2,084,180
Metropolitan Transn Auth NY Dedicated Tax Fd Ser A(7)	4.75%	4/1/2028	AAA	2,500	2,610,050
Metropolitan Transn Auth NY Transn Fac Rev Svc Cntrct Ser R	5.50%	7/1/2017	AAA	1,000	1,098,040
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.938%	10/1/2040	Aaa	2,000	2,228,360

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
New York City Transn Fin Auth Fut Tax 2004 Ser C	5.50%	5/1/2025	AAA	$5	$5,260
New York City Transn Fin Auth Fut Tax 2005 C	5.50%	5/1/2025	AAA	550	578,633
New York City Transn Fin Auth Fut Tax Secd C	5.50%	5/1/2025	AAA	445	468,166
New York City Transn Fin Auth Rev Fut Tax 2nd Ser A	6.00%	8/15/2029	AAA	200	214,130
New York City Transn Fin Auth Rev Fut Tax 2nd Ser B	6.00%	11/15/2024	AAA	950	1,029,306
New York City Transn Fin Auth Rev Fut Tax 2nd Ser B	6.00%	11/15/2029	AAA	2,000	2,166,960
New York NY C(8)	5.75%	3/15/2027	AAA	3,695	4,034,755
New York NY City Transn Fin Auth Rev 2005 Fut Tax C	5.00%	5/1/2029	AAA	595	618,104
New York NY Ser C	5.625%	3/15/2020	AAA	845	915,118
NY New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev	5.50%	6/15/2033	AAA	3,585	3,824,765
NY New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Unrefunded Bal Ser B	6.00%	6/15/2033	AA+	1,470	1,588,761
NY New York City Muni Wtr Fin Wtr & Sew Sys Rev Ser B	6.00%	6/15/2033	AA+	3,360	3,645,533
NY St Dorm Auth Lease Rev Court Facs Ser A	5.50%	5/15/2020	A+	1,180	1,280,772
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	6.00%	7/1/2030	AA-	3,500	3,793,510
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	6.25%	7/1/2020	AA-	1,250	1,366,250
NY St Dorm Auth Rev City Univ Sys Cons 4th Gen A	5.50%	7/1/2023	AA-	1,215	1,299,467
NY St Dorm Auth Rev Pace Univ(12)	6.00%	7/1/2029	AAA	1,610	1,748,122
NY St Dorm Auth Rev St Univ Adl Facs Ser B(8)	5.75%	5/15/2017	AAA	395	424,471
NY St Dorm Auth Rev Upstate Cmnty Colleges Ser A(8)	6.00%	7/1/2015	AAA	300	325,737
NY St Dorm Auth Revs Mental D(11)(12)	6.00%	8/15/2021	AAA	980	1,012,497
NY St Dorm Auth Revs Mental Hlth Svcs B(12)	6.00%	2/15/2025	AAA	985	1,054,295

See Notes to Schedule of Investments.

5

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
NY St Dorm Auth Revs Mental Hlth Svcs B(12)	6.00%	2/15/2030	AAA	$985	$1,054,295
NY St Envr Fac Corp St Clean Wtr & Drinking	6.00%	6/15/2019	AAA	80	84,693
Puerto Rico Comwlth Aqueduct & Swr Auth Rev ETM	10.25%	7/1/2009	AAA	455	497,042
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B(12)	5.875%	7/1/2035	AAA	750	810,907
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B	6.50%	7/1/2027	BBB+	2,000	2,200,380
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	6,000	6,418,800
Puerto Rico Comwlth Pub Impt(12)	5.00%	7/1/2024	AAA	1,000	1,032,410
Puerto Rico Comwlth Pub Impt(11)(12)	5.00%	7/1/2028	AAA	1,130	1,166,623
Puerto Rico Comwlth Pub Impt	5.375%	7/1/2025	BBB	1,640	1,664,600
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	555	591,769
Puerto Rico Comwlth Pub Impt Ser A(12)	5.75%	7/1/2026	AAA	3,000	3,192,780
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D GTD	5.25%	7/1/2027	BBB	735	782,268
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	1,000	1,075,230
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.70%	8/1/2025	Aaa	2,000	2,116,080
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.75%	8/1/2030	Aaa	2,500	2,528,400
Tompkins Cnty NY Indl Dev Agy Civic Fac Cornell Univ Lake	5.625%	7/1/2020	AA+	115	123,287
Tompkins Cnty NY Indl Dev Agy Civic Fac Cornell Univ Lake	5.75%	7/1/2030	AA+	1,500	1,614,960
Total					67,611,108

Resource Recovery 0.63%
NY St Environmental Facs Corp Solid Wst Disp Rev Wst Mgmt Pj Ser A AMT	4.55%	5/1/2012	BBB	1,500	1,490,070

Sales Tax 0.86%
NY New York City Transn Fin Auth Fut Tax Secd Ser E	5.00%	2/1/2033	AAA	2,000	2,039,160

See Notes to Schedule of Investments.

6

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Special Tax 0.56%
NY New York City Transn Fin Auth Rev Unrefunded Bal 2005 Fut B	5.00%	5/1/2029	AAA		$1,310	$1,338,584

Transportation 19.41%
Metropolitan Transn Auth NY Rev Transn Ser F	5.00%	11/15/2030	A		3,000	3,044,640
NY New York City Transn Auth Met Transn Auth Triborough IO COP RIBs(2)	7.48%	1/1/2030	Aaa		5,000	5,728,700
Niagara NY Frontier Auth Arpt Buffalo Niagara Intl Ser B(12)	5.50%	4/1/2019	AAA		690	723,451
NY New York City Indl Dev Agy Spl Fac Rev Terminal One Group Assn Pj AMT	5.50%#	1/1/2024	A3		2,000	2,085,540
NY St Twy Auth Gen Rev Ser G(8)	5.25%	1/1/2027	AAA		10,000	10,572,000
Port Auth NY & NJ Cons 93rd Ser	6.125%	6/1/2094	AA-		7,500	8,635,125
Port Auth NY & NJ Cons 142nd	5.00%	7/15/2016	AA-		10,000	10,494,400
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES	7.032%	1/1/2010	AAA	(b)	2,000	2,384,960
Puerto Rico Comwlth Hwy & Transn Auth Sub PR St Infra	5.00%	7/1/2028	BBB		1,000	1,003,930
Triborough Brdg & Tunl Auth NY Revs Gen Ser A	5.00%	11/15/2035	Aa2		1,500	1,527,855
Total						46,200,601

Water/Sewer 4.31%
NY New York City Muni Fin Auth Wtr & Swr Sys Rev Ref Ser C	4.75%	6/15/2033	AA+		3,000	2,937,390
NY New York City Muni Fin Auth Rev Wtr & Swr Sys Rev ROLS RRII R564 RIBs	5.909%	6/15/2039	AA+		5,000	5,136,500
NY St Envr Fac Corp St Clean Wtr & Drinking	6.00%	6/15/2019	AAA		1,420	1,502,885
Upper Mohawk NY Regl Wtr Fin Auth NY Wtr Sys Rev(2)	5.75%	4/1/2020	Aaa		650	693,973
Total						10,270,748
Total Municipal Bonds (cost $225,770,421)						233,407,924

See Notes to Schedule of Investments.

7

	Shares
Investments	(000)	Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $6,014)	6	$6,014
Total Investments in Securities 98.05% (cost $225,776,435)		233,413,938
Other Assets in Excess of Liabilities 1.95%		4,630,114
Net Assets 100.00%		$238,044,052

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

TEXAS TAX-FREE FUND June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 99.87%

Education 6.63%
Fort Bend TX Indpt Sch Dist Ref Ser A PSF GTD	5.25%	8/15/2027	AAA	$500	$524,525
Lake Worth TX Indpt Sch Dist Sch Bldg Ser A(2)	5.25%	2/15/2031	AAA	1,020	1,063,697
Rockwall TX Indpt Sch Dist Sch Bldg PSF GTD	5.25%	2/15/2029	AAA	2,000	2,084,820
Univ TX Univ Rev Fin Sys Ser B	5.00%	8/15/2033	AAA	1,400	1,421,686
Total					5,094,728

General Obligation 25.73%
Aledo TX Indpt Sch Dist Sch Bldg Ser A PSF GTD	5.125%	2/15/2033	AAA	1,000	1,027,620
Argyle TX Indpt Sch Dist(8)	5.25%	8/15/2040	AAA	1,000	1,042,840
Clear Creek TX Indpt Sch Dist PSF GTD	5.50%	2/15/2021	AAA	1,000	1,080,500
Comal TX Indpt Sch Dist Ser A PSF GTD	5.00%	2/1/2028	Aaa	1,000	1,016,190
Crowley TX Indpt Sch Dist Sch Bldg PSF GTD	5.50%	8/1/2029	AAA	1,000	1,068,100
Dallas Cnty TX Ref & Impt Ser A	5.00%	8/15/2020	AAA	250	258,750
Dallas TX Indpt Sch Dist PSF GTD	5.00%	2/15/2021	AAA	300	308,697
El Paso Cnty TX Hosp Dist Ctfs Oblig(2)	5.00%	8/15/2030	AAA	1,000	1,015,300
Mansfield TX Indpt Sch Dist PSF GTD	5.25%	2/15/2023	AAA	1,000	1,038,860
Pflugerville TX Indpt Sch Dist PSF GTD	5.00%	8/15/2026	AAA	1,000	1,022,090
Puerto Rico Comwlth
Ser PMD-8 RIBs(12)	7.23%	7/1/2026	Aaa	500	564,260
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	BBB	745	750,036
Snyder TX Indpt Sch Dist Sch Bldg(2)	5.25%	2/15/2030	AAA	500	522,140
Socorro TX Indpt Sch Dist Unrefunded Bal PSF GTD	6.00%	2/15/2015	AAA	35	35,457
TX St Ser B RIBs	8.618%	9/30/2011	Aa1	5,500	6,421,030
United Indpt Sch Dist TX PSF GTD	5.125%	8/15/2026	AAA	1,000	1,029,780

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Webster TX Bal Cfts Oblig Ser A(8)	6.00%	3/1/2017	AAA	$500	$533,640
Winker County TX(13)	5.25%	2/15/2031	AA	1,000	1,023,430
Total					19,758,720

Healthcare 2.15%
Delaware Cnty IN Hosp Auth Hosp Rev Cardinal Hlth Sys Oblig Grp	5.25%	8/1/2036	Baa2	400	398,184
Puerto Rico Indl Tourist Edls Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA	910	994,248
Richardson TX Hosp Auth Hosp Ref & Impt Baylor/Richardson	5.625%	12/1/2028	BBB	250	256,902
Total					1,649,334

Housing 1.29%
TX St Dept Hsg & Cmnty Affairs Sing Fam Mtg Rev Ser D AMT	4.95%	9/1/2028	AAA	1,000	989,320

Industrial 14.33%
Cass Cnty TX Ind Dev Corp Envr Impt Rev Ser A AMT	6.00%	9/1/2025	BBB	1,000	1,048,550
Orange Cnty TX Nav & Port Dist Indl Dev Rev North Star Steel TX Pj	6.375%	2/1/2017	A+	2,400	2,452,248
Texas City TX Indl Dev Corp Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	AA+	5,500	6,961,185
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	550	542,470
Total					11,004,453

Lease 1.36%
Harris Cnty Houston TX Sports Auth Rev Sr Lien Ser G(12)	5.25%	11/15/2021	AAA	1,000	1,043,520

Miscellaneous 0.46%
Aleutians East Borough AK Pj Rev Aleutian Pribilof Islands Inc(1)	5.50%#	6/1/2036	A	350	357,483

Power 0.48%
Brazos River Auth TX Pollutn Ctrl Rev TXU Energy Co LLC Pj AMT	5.00%	3/1/2041	Baa2	375	368,546

Pre-Refunded 35.82%
Blanco TX Ctfs Oblig(14)	5.50%	8/15/2027	AAA	665	718,180
Fort Bend Cnty TX Muni Util Dist No 25(12)	6.00%	10/1/2028	AAA	2,170	2,229,350

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Gregory Portland TX Indpt Sch Dist PSF GTD	5.50%	8/15/2020	AAA	$1,075	$1,139,242
Harris Cnty TX Hlth Fac Dev St Lukes Episcopal Hosp Ser A	5.375%	2/15/2026	AAA	1,000	1,062,920
Harris Cnty TX Hlth Facs Dev Corp Hosp Rev Mem Hermann Hlthcare Ser A	6.375%	6/1/2029	A	1,750	1,947,697
Houston TX Higher Ed Fin Corp Higher Ed Rev Rice Univ Pj Ser A	5.375%	11/15/2029	AAA	1,000	1,055,060
Katy TX Indpt Sch Dist Ltd Tax PSF GTD	6.125%	2/15/2032	AAA	1,000	1,054,880
Laredo TX Indpt Sch Dist PSF GTD	5.25%	8/1/2024	AAA	1,000	1,038,960
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.938%	10/1/2040	Aaa	500	557,090
Pearland TX Indpt Sch Dist Bd Ser A PSF GTD	5.875%	2/15/2019	AAA	1,000	1,080,330
Pearland TX Indpt Sch Dist PSF GTD	5.125%	2/15/2022	AAA	1,500	1,545,465
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	380	400,908
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.00%	7/1/2031	BBB+	1,980	2,142,241
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	1,000	1,081,940
Raven Hills TX Higher Ed Corp Stud Hsg Rev Cardinal Vlg LLC Lamar Univ-A(12)	5.50%	8/1/2028	Aaa	1,000	1,085,140
San Antonio TX Indpt Sch Dist PSF GTD	5.50%	8/15/2024	AAA	1,000	1,046,670
Socorro TX Indpt Sch Dist PSF GTD	6.00%	2/15/2015	AAA	885	897,036
Univ TX Univ Rev Fin Sys Ser A	5.375%	8/15/2017	AAA	3,030	3,160,411
Upper Trinity Regl Wtr Dist TX Wtr Rev Sys Ser 4(7)	6.00%	8/1/2026	AAA	3,025	3,260,617
Webster TX Ctfs Oblig Ser A(8)	6.00%	3/1/2017	AAA	940	1,006,214
Total					27,510,351

Resource Recovery 2.58%
Gulf Coast Waste Disp Auth TX Swr & Solid Waste Disp Rev AMT	5.90%	4/1/2036	A+	1,500	1,581,750
Gulf Coast Waste Disp Auth TX Waste Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	400	399,968
Total					1,981,718

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Transportation 4.07%
Alliance Arpt Auth Inc TX Spl Facs Rev Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	$300	$293,490
Dallas Fort Worth TX Intl Arpt Impt Jnt Ser B AMT(8)	5.00%	11/1/2035	AAA	1,000	999,930
Houston TX Arpt Sys Rev Sub Lien Ser B(8)	5.50%	7/1/2030	AAA	1,000	1,047,250
NY New York City Indl Dev Agy Spl Fac Rev Terminal One Group Assn Pj AMT	5.50%#	1/1/2024	A3	750	782,078
Total					3,122,748

Water/Sewer 4.97%
Brazos River Auth TX Wtr Rev Supply Sys Ser A AMT(12)	5.00%	2/15/2028	AAA	1,000	997,330
Dallas TX Wtr Wks & Swr Sys Rev	5.00%	10/1/2012	AA+	750	772,740
El Paso TX Wtr & Swr Rev Ref & Impt Ser A(8)	5.25%	3/1/2027	AAA	1,000	1,033,980
San Antonio TX Wtr Rev Sys(8)	5.00%	5/15/2028	AAA	1,000	1,014,640
Total					3,818,690
Total Municipal Bonds (cost $72,441,492)					76,699,611

	Shares
	(000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus Municipal Cash Management Plus (cost $830)	1	830
Total Investments in Securities 99.87% (cost $72,442,322)		76,700,441
Other Assets in Excess of Liabilities 0.13%		98,749
Net Assets 100.00%		$76,799,190

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

WASHINGTON TAX-FREE FUND June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 102.14%

Education 16.78%
Central WA Univ Sys Rev(7)	5.00%	5/1/2034	Aaa	$1,000	$1,012,840
Seattle WA Museum Dev Auth Spl Oblig GTD	5.125%	4/1/2031	AAA	1,000	1,035,160
Univ WA Ed Resh Rev Roosevelt Pj(11)(12)	5.375%	6/1/2029	AAA	1,100	1,134,925
Univ WA Univ Revs Gen Ser A(2)	3.88%#	12/1/2036	AAA	500	500,000
WA St Higher Ed Facs Auth Rev Gonzaga Univ Pj(12)	4.75%	4/1/2022	AAA	1,000	1,003,070
WA St Higher Ed Facs Gonzaga Univ Pj(12)	5.125%	4/1/2034	AAA	2,080	2,133,934
Western WA Univ Rev Unrefunded Bal Student Rec Fee(12)	5.00%	5/1/2033	AAA	630	636,609
Total					7,456,538

General Obligation 21.56%
Bremerton WA(2)	5.25%	12/1/2027	Aaa	1,440	1,494,576
King Cnty WA Pub Transn Sales Tax(12)	5.375%	6/1/2029	AAA	1,000	1,055,560
King Cnty WA Sch Dist No 405 Bellevue(7)	5.00%	12/1/2020	AAA	2,000	2,062,860
King Cnty WA Ser B	4.50%	1/1/2024	AAA	320	315,427
King Cnty WA Ser B(12)	5.00%	1/1/2030	AAA	1,000	1,008,580
Port Seattle WA Ser B AMT	5.75%	12/1/2025	AAA	750	784,590
Puerto Rico Pub Fin Corp Comwlth App Ser A(2)	5.125%	6/1/2024	AAA	750	802,358
Puget Sound WA Edl Svc Dist No 121(d)(2)	5.00%	12/1/2031	Aaa	1,000	1,019,520
Skagit Cnty WA Pub Hosp Dist No 002(12)	5.25%	12/1/2026	Aaa	1,000	1,037,070
Total					9,580,541

Healthcare 7.59%
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA	1,000	1,090,480
Skagit Cnty WA Pub Hosp Dist No 1 Rev Skagit Vly Hosp	5.50%	12/1/2030	Baa3	750	767,085
WA St Hlth Care Facs Auth Rev Providence Hlthcare Svcs A(7)	5.00%	10/1/2036	AAA	1,500	1,514,250
Total					3,371,815

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Industrial 0.98%
Tob Settlemnt Auth WA Tob Settlemnt Asset Bkd	6.50%	6/1/2026	BBB	$400	$435,368

Miscellaneous 6.82%
Aleutians East Burough AK Pj Rev Aleutian Pribilof Islands Inc(1)	5.50%	6/1/2036	A	300	306,414
Bellevue WA Convtn Ctr Auth Spl Oblig Rev(12)	Zero Coupon	2/1/2024	AAA	1,400	590,926
Puerto Rico Pub Bldg Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB	1,000	1,037,760
Spokane WA Pub Fac Dist Hotel Motel & Sales Use Tax(12)	5.75%	12/1/2028	AAA	1,000	1,093,710
Total					3,028,810

Power 10.89%
Chelan Cnty WA Pub Util Dist No 1 Cons Rev Ser A AMT(12)	6.40%	7/1/2017	AAA	1,000	1,040,520
Clark Cnty WA Pub Util Dist No 1 Rev(8)	5.125%	1/1/2020	AAA	400	411,360
Douglas Cnty WA Pub Util Dist No 1 Wells Hydro	8.75%	9/1/2018	AA	350	373,433
Douglas Cnty WA Pub Util No 1 Wells Hydro 2 Tier Ser B(2)	8.75%	9/1/2006	AAA	485	488,545
Grant Cnty WA Pub Util Dist No 2 Elec Rev Ser H(8)	5.00%	1/1/2022	AAA	1,000	1,004,560
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	A3	1,500	1,518,870
Total					4,837,288

Pre-Refunded 19.68%
Douglas Cnty WA Pub Util Dist No 1 Wells Hydro	8.75%	9/1/2018	AA	150	160,074
King Cnty WA Sch Dist No 414 Lake Washington CR(8)	5.50%	12/1/2019	AAA	1,000	1,063,700
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.938%	10/1/2040	Aaa	1,000	1,114,180
Ocean Shores WA Wtr & Swr(8)	5.50%	12/1/2021	Aaa	1,000	1,068,430
Port Seattle WA Spl Fac Rev Ser C AMT(12)	6.00%	9/1/2029	AAA	915	982,545
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.00%	7/1/2031	BBB+	1,000	1,081,940

See Notes to Schedule of Investments.

2

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Univ WA Univ Revs Student Facs Fee(8)	5.50%	6/1/2019	AAA		$810	$863,128
Vancouver WA Ltd Tax(2)	5.50%	12/1/2025	AAA		1,255	1,334,944
Vancouver WA Wtr & Swr Rev(7)	6.00%	6/1/2020	AAA		1,000	1,057,350
Western WA Univ Rev Student Rec Fee(12)	5.00%	5/1/2033	AAA		20	21,049
Total						8,747,340

Resource Recovery 0.51%
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB		225	224,982

Transportation 14.80%
Alliance Arpt Auth Inc TX Spl Facs Rev Ref Fedex Corp Pj AMT	4.85%	4/1/2021	BBB		180	176,094
Central Puget Sound WA Regl Transit Auth Sales Tax & Motor(7)	5.25%	2/1/2021	AAA		1,750	1,884,207
Port Kalama WA Rev Ser B AMT	5.625%	12/1/2015	A3		400	401,836
Port Seattle WA Spl Fac Rev Unrefunded Bal Ser C AMT(12)	6.00%	9/1/2029	AAA		1,085	1,149,916
Port Tacoma WA Ser A(2)	5.25%	12/1/2034	AAA		2,000	2,072,740
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES	7.032%	1/1/2010	AAA	(b)	750	894,360
Total						6,579,153

Water/Sewer 2.53%
Pierce Cnty WA Swr Rev(2)	5.00%	8/1/2021	AAA		1,100	1,125,146
Total Municipal Bonds (cost $43,308,624)						45,386,981

	Shares
	(000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $1,477)	1	1,477
Total Investments in Securities 102.14% (cost $43,310,101)		45,388,458
Liabilities in Excess of Cash and Other Assets (2.14%)		(952,020)
Net Assets 100.00%		$44,436,438

See Notes to Schedule of Investments.

3

(a)	Amount represents less than 1,000 shares.
(b)	This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC’s opinion, of comparable quality to the rating shown.
(c)	This investment has been rated by Fitch IBCA.
(d)	Security purchased on a when-issued basis (See Note 2).
+

Security was purchased pursuant to Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable Rate Security. The interest rate shown represents the rate at June 30, 2006.
AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
Pre-Refunded Bonds

A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2006.
RITES	Residual Interest Tax-Exempt Security. The interest rate is subject to change periodically and inversely to the prevailing market rate.
TCRS	Transferable Custodial Receipt.
NR	Not Rated.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	AMBAC Assurance Corporation
(3)	Department of Veterans Affairs
(4)	Federal Home Loan Mortgage Corporation
(5)	Federal Housing Administration
(6)	Federal National Mortgage Association
(7)	Financial Guaranty Insurance Company
(8)	Financial Security Assurance Inc.
(9)	Government National Mortgage Association
(10)	Government National Mortgage Association/Federal National Mortgage Association
(11)	Insurance Bond Certificate
(12)	Municipal Bond Investors Assurance Corporation
(13)	Radian Asset Assurance, Inc.
(14)	XL Capital Assurance, Inc.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following ten portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds

Lord Abbett National Tax-Free Income Fund (“National”)

Lord Abbett California Tax-Free Income Fund (“California”)

Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”)

Lord Abbett Hawaii Tax-Free Income Fund (“Hawaii”)

Lord Abbett Minnesota Tax-Free Income Fund (“Minnesota”)

Lord Abbett Missouri Tax-Free Income Fund (“Missouri”)

Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)

Lord Abbett New York Tax-Free Income Fund (“New York”)

Lord Abbett Texas Tax-Free Income Fund (“Texas”)

Lord Abbett Washington Tax-Free Income Fund (“Washington”)

Each Fund is non-diversified as defined under the Act, except for National.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk. Each Fund (except for National) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation–Securities are valued at the mean between the bid and the asked prices on the basis of prices supplied by independent pricing services which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Futures Contracts - Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain (loss). When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end.

The Funds had the following futures obligations at June 30, 2006:

Fund	Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
National	U.S. 20 Year Treasury Bond	September 2006	388	Short	$(41,382,625)	$(135,867)
California	U.S. 20 Year Treasury Bond	September 2006	79	Short	(8,425,844)	(34,803)
Connecticut	U.S. 20 Year Treasury Bond	September 2006	71	Short	(7,572,594)	(31,278)
Hawaii	U.S. 20 Year Treasury Bond	September 2006	54	Short	(5,759,438)	(23,789)
Minnesota	U.S. 20 Year Treasury Bond	September 2006	44	Short	(4,692,875)	(19,384)
Missouri	U.S. 20 Year Treasury Bond	September 2006	105	Short	(11,198,906)	(46,257)
New Jersey	U.S. 20 Year Treasury Bond	September 2006	91	Short	(9,705,719)	(40,089)
New York	U.S. 20 Year Treasury Bond	September 2006	156	Short	(16,638,375)	(34,724)
Texas	U.S. 20 Year Treasury Bond	September 2006	17	Short	(1,813,156)	(7,489)
Washington	U.S. 20 Year Treasury Bond	September 2006	9	Short	(959,906)	(3,965)

(d)  When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

3.    FEDERAL TAX INFORMATION

As of June 30, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Fund	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
National	$545,805,393	$22,623,017	$(1,370,951)	$21,252,066
California	163,220,434	5,729,472	(354,967)	5,374,505
Connecticut	86,630,503	3,289,812	(315,296)	2,974,516
Hawaii	81,064,523	2,467,230	(423,989)	2,043,241
Minnesota	45,042,484	1,039,254	(178,462)	860,792
Missouri	152,248,520	4,298,557	(884,853)	3,413,704
New Jersey	123,017,482	5,804,992	(233,395)	5,571,597
New York	225,754,536	8,402,067	(742,665)	7,659,402
Texas	72,426,121	4,371,028	(96,708)	4,274,320
Washington	43,287,663	2,147,484	(46,689)	2,100,795

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to tax treatment of accretion and other temporary adjustments.

4.    INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk, reclassification risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

Each Fund (except National) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than National, focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as National. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest up to 20% of its net assets in residual interest bonds (“RIBs”). A RIB, sometimes referred to as an inverse floater, is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, the RIB’s interest payments are lowered and its value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do RIBs provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar instruments. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Item 2:                                  Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                  Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

/s/ Roberto S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 22, 2006